SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 7.8%
Automobiles & Components - 2.2%
Gentherm, Inc. (a)	78,980	$3,676,519
Goodyear Tire & Rubber Co. (The) (a)	870,886	7,707,341
		11,383,860
Consumer Durables & Apparel - 4.9%
PVH Corp.	49,884	5,029,804
Steven Madden, Ltd.	71,621	3,508,713
VF Corp.	822,818	16,415,219
		24,953,736
Consumer Services - 0.7%
Papa John’s International, Inc.	60,819	3,276,319

Consumer Staples - 1.3%
Food, Beverage & Tobacco - 0.6%
Hain Celestial Group, Inc. (The) (a)	398,700	3,440,781

Household & Personal Products - 0.7%
Coty, Inc. - Class A (a)	366,585	3,442,233

Energy - 6.2%
Energy - 6.2%
Crescent Energy Co. - Class A	715,321	7,832,765
Helmerich & Payne, Inc.	143,433	4,363,232
Innovex International, Inc. (a)	155,639	2,284,780
Matador Resources Co.	75,931	3,752,510
Murphy Oil Corp.	220,139	7,427,490
Range Resources Corp.	193,826	5,962,088
		31,622,865
Financials - 18.1%
Banks - 17.4%
Ameris Bancorp	96,547	6,023,567
Cadence Bank	239,852	7,639,286
Columbia Banking System, Inc.	317,888	8,300,056
Community Bank System, Inc.	125,207	7,270,770
Glacier Bancorp, Inc.	157,281	7,187,742

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 18.1% (Continued)
Banks - 17.4% (Continued)
Hancock Whitney Corp.	116,397	$5,956,034
Lakeland Financial Corp.	28,296	1,842,635
National Bank Holdings Corp. - Class A	205,741	8,661,696
Pacific Premier Bancorp, Inc.	154,332	3,882,993
Seacoast Banking Corp. of Florida	269,838	7,191,183
SouthState Corp.	82,815	8,047,962
Texas Capital Bancshares, Inc. (a)	105,306	7,525,167
United Community Banks, Inc.	146,057	4,247,338
WesBanco, Inc.	162,078	4,826,683
		88,603,112
Financial Services - 0.7%
DigitalBridge Group, Inc. - Class A	235,488	3,327,446

Health Care - 10.8%
Health Care Equipment & Services - 7.6%
Adapthealth Corp. (a)	757,679	8,508,735
AngioDynamics, Inc. (a)	224,670	1,747,933
ICU Medical, Inc. (a)	75,492	13,756,152
NeoGenomics, Inc. (a)	436,531	6,438,832
Pediatrix Medical Group, Inc. (a)	287,334	3,330,201
QuidelOrtho Corp. (a)	106,954	4,877,103
		38,658,956
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Alkermes PLC (Ireland) (a)	154,416	4,322,104
BioCryst Pharmaceuticals, Inc. (a)	329,032	2,500,643
Galapagos N.V. ADR (Belgium) (a)	174,943	5,036,609
Geron Corp. (a)	948,979	4,308,364
		16,167,720
Industrials - 23.3%
Capital Goods - 21.3%
AAR Corp. (a)	58,274	3,808,789
Apogee Enterprises, Inc.	145,198	10,166,038
Astec Industries, Inc.	114,169	3,646,558
AZZ, Inc.	163,349	13,494,261
Columbus McKinnon Corp.	92,185	3,318,660

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 23.3% (Continued)
Capital Goods - 21.3% (Continued)
Enerpac Tool Group Corp. - Class A	62,856	$2,633,038
EnerSys	71,106	7,256,367
Mercury Systems, Inc. (a)	336,913	12,465,781
Quanex Building Products Corp.	226,220	6,277,605
Regal Rexnord Corp.	53,350	8,849,698
REV Group, Inc.	547,334	15,358,192
SPX Technologies, Inc. (a)	44,388	7,078,110
Valmont Industries, Inc.	48,038	13,928,618
		108,281,715
Commercial & Professional Services - 0.7%
KBR, Inc.	52,081	3,392,036

Transportation - 1.3%
ArcBest Corp.	61,049	6,620,764

Information Technology - 8.7%
Semiconductors & Semiconductor Equipment - 0.7%
Ichor Holdings, Ltd. (Cayman Islands) (a)	115,878	3,686,079

Software & Services - 2.2%
OneSpan, Inc. (a)	169,540	2,826,232
Progress Software Corp.	124,884	8,413,435
		11,239,667
Technology Hardware & Equipment - 5.8%
Belden, Inc.	105,039	12,303,218
Ciena Corp. (a)	62,914	3,874,873
Clearfield, Inc. (a)	55,141	2,148,293
Littelfuse, Inc.	23,506	6,234,967
Plexus Corp. (a)	35,240	4,817,661
		29,379,012
Materials - 13.3%
Materials - 13.3%
Alamos Gold, Inc. - Class A (Canada)	363,992	7,258,000
Element Solutions, Inc.	233,794	6,349,845
Ingevity Corp. (a)	231,704	9,036,456

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 13.3% (Continued)
Materials - 13.3% (Continued)
Louisiana-Pacific Corp.	34,693	$3,728,110
MP Materials Corp. (a)	316,334	5,583,295
O-I Glass, Inc. (a)	498,761	6,543,744
Radius Recycling, Inc. - Class A	184,374	3,418,294
Sensient Technologies Corp.	95,854	7,689,408
Silgan Holdings, Inc.	177,897	9,339,592
Summit Materials, Inc. - Class A (a)	220,584	8,609,394
		67,556,138
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Empire State Realty Trust, Inc. - Class A	259,767	2,878,218
Equity Commonwealth (a)	407,314	8,105,549
STAG Industrial, Inc.	136,596	5,339,538
Terreno Realty Corp.	70,170	4,689,461
		21,012,766
Utilities - 4.1%
Utilities - 4.1%
ALLETE, Inc.	78,054	5,010,286
New Jersey Resources Corp.	105,385	4,974,172
OGE Energy Corp.	133,521	5,477,032

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Utilities - 4.1% (Continued)
Utilities - 4.1% (Continued)
TXNM Energy, Inc.	125,999	$5,514,976
		20,976,466

Investments at Value - 97.7% (Cost $387,819,935)		$497,021,671

Other Assets in Excess of Liabilities - 2.3%		11,706,399

Net Assets - 100.0%		$508,728,070

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 9.8%
Automobiles & Components - 1.5%
Modine Manufacturing Co. (a)	30,115	$3,998,971

Consumer Discretionary Distribution & Retail - 1.8%
Boot Barn Holdings, Inc. (a)	27,501	4,600,367

Consumer Durables & Apparel - 1.8%
Installed Building Products, Inc.	19,301	4,753,257

Consumer Services - 4.7%
Bright Horizons Family Solutions, Inc. (a)	25,109	3,518,524
Churchill Downs, Inc.	21,374	2,889,979
Kura Sushi USA, Inc. - Class A (a)	18,681	1,504,941
Sweetgreen, Inc. - Class A (a)	58,495	2,073,648
Texas Roadhouse, Inc.	13,375	2,362,025
		12,349,117
Consumer Staples - 3.7%
Consumer Staples Distribution & Retail - 1.2%
Sprouts Farmers Market, Inc. (a)	28,568	3,154,193

Food, Beverage & Tobacco - 1.2%
Freshpet, Inc. (a)	21,831	2,985,826

Household & Personal Products - 1.3%
BellRing Brands, Inc. (a)	57,548	3,494,314

Energy - 5.5%
Energy - 5.5%
Cactus, Inc. - Class A	61,286	3,656,936
Matador Resources Co.	64,323	3,178,843
Range Resources Corp.	77,986	2,398,849
TechnipFMC PLC (United Kingdom)	193,112	5,065,328
		14,299,956

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 11.4%
Banks - 1.6%
Bancorp, Inc. (The) (a)	80,210	$4,291,235

Financial Services - 6.6%
Evercore, Inc. - Class A	10,167	2,575,708
Hamilton Lane, Inc. - Class A	37,385	6,295,260
Houlihan Lokey, Inc.	31,407	4,962,934
SoFi Technologies, Inc. (a)	149,991	1,178,929
StepStone Group, Inc. - Class A	40,343	2,292,693
		17,305,524
Insurance - 3.2%
Goosehead Insurance, Inc. - Class A (a)	27,086	2,418,780
Kinsale Capital Group, Inc.	7,874	3,665,898
Selective Insurance Group, Inc.	24,546	2,290,142
		8,374,820
Health Care - 23.3%
Health Care Equipment & Services - 9.1%
Ensign Group, Inc. (The)	41,831	6,016,134
Glaukos Corp. (a)	35,149	4,579,212
Globus Medical, Inc. - Class A (a)	34,941	2,499,679
HealthEquity, Inc. (a)	22,619	1,851,365
Option Care Health, Inc. (a)	96,722	3,027,399
PROCEPT BioRobotics Corp. (a)	33,626	2,694,115
Surgery Partners, Inc. (a)	100,670	3,245,601
		23,913,505
Health Care Equipment & Supplies - 4.1%
RadNet, Inc. (a)	69,595	4,829,197
TransMedics Group, Inc. (a)	37,359	5,865,363
		10,694,560
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
Alkermes PLC (Ireland) (a)	126,559	3,542,386
Blueprint Medicines Corp. (a)	47,406	4,385,055
Cytokinetics, Inc. (a)	24,007	1,267,570
Insmed, Inc. (a)	46,901	3,423,773
Krystal Biotech, Inc. (a)	13,065	2,378,222
Natera, Inc. (a)	32,355	4,107,467

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 23.3% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 10.1% (Continued)
Springworks Therapeutic, Inc. (Ireland) (a)	45,229	$1,449,137
Vaxcyte, Inc. (a)	51,854	5,925,357
		26,478,967
Industrials - 21.6%
Capital Goods - 15.2%
AAON, Inc.	31,647	3,412,812
AZEK Co., Inc. (The) (a)	96,047	4,495,000
Comfort Systems USA, Inc.	7,111	2,775,779
Construction Partners, Inc. - Class A (a)	50,058	3,494,048
CSW Industrials, Inc.	7,184	2,632,146
FTAI Aviation, Ltd. (Bermuda)	32,752	4,352,741
John Bean Technologies Corp.	39,484	3,889,569
Limbach Holdings, Inc. (a)	34,580	2,619,781
Simpson Manufacturing Co., Inc.	15,834	3,028,569
SiteOne Landscape Supply, Inc. (a)	28,422	4,289,164
Sterling Infrastructure, Inc. (a)	33,322	4,832,356
		39,821,965
Commercial & Professional Services - 5.0%
Casella Waste Systems, Inc. - Class A (a)	44,579	4,435,165
CBIZ, Inc. (a)	41,171	2,770,397
Montrose Environmental Group, Inc. (a)	60,115	1,581,024
Tetra Tech, Inc.	61,700	2,909,772
Vestis Corp.	93,157	1,388,039
		13,084,397
Transportation - 1.4%
Saia, Inc. (a)	8,330	3,642,376

Information Technology - 17.6%
Semiconductors & Semiconductor Equipment - 5.9%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	100,749	3,103,069
MACOM Technology Solutions Holdings, Inc. (a)	34,182	3,803,089
Onto Innovation, Inc. (a)	9,606	1,993,822
PDF Solutions, Inc. (a)	57,177	1,811,367
SiTime Corp. (a)	15,018	2,575,737

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 17.6% (Continued)
Semiconductors & Semiconductor Equipment - 5.9% (Continued)
Veeco Instruments, Inc. (a)	65,329	$2,164,350
		15,451,434
Software & Services - 9.0%
Alkami Technology, Inc. (a)	74,599	2,352,852
Box, Inc. - Class A (a)	128,828	4,216,540
Clearwater Analytics Holdings, Inc. - Class A (a)	110,433	2,788,433
Descartes Systems Group, Inc. (The) (Canada) (a)	42,997	4,426,971
Freshworks, Inc. - Class A (a)	132,293	1,518,724
Globant S.A. (Luxembourg) (a)	8,427	1,669,726
JFrog, Ltd. (a)	67,898	1,971,758
Procore Technologies, Inc. (a)	43,659	2,694,634
Sprout Social, Inc. - Class A (a)	68,166	1,981,586
		23,621,224
Technology Hardware & Equipment - 2.7%
Mirion Technologies, Inc. (a)	113,595	1,257,497
Novanta, Inc. (Canada) (a)	31,880	5,703,969
		6,961,466
Materials - 2.6%
Materials - 2.6%
Arcadium Lithium PLC ADR (Jersey) (a)	374,436	1,067,143
Innospec, Inc.	28,285	3,198,751
Materion Corp.	22,711	2,540,452
		6,806,346

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Terreno Realty Corp.	61,752	$4,126,886

Investments at Value - 97.1% (Cost $190,697,891)		$254,210,706

Other Assets in Excess of Liabilities - 2.9%		7,552,910

Net Assets - 100.0%		$261,763,616

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Consumer Discretionary - 8.3%
Automobiles & Components - 2.5%
Fox Factory Holding Corp. (a)	11,400	$473,100
Gentex Corp.	25,938	770,099
Modine Manufacturing Co. (a)	6,457	857,425
		2,100,624
Consumer Durables & Apparel - 3.1%
Gildan Activewear, Inc. (Canada)	24,724	1,164,748
Installed Building Products, Inc.	2,847	701,131
Steven Madden, Ltd.	16,659	816,124
		2,682,003
Consumer Services - 2.7%
Churchill Downs, Inc.	7,269	982,841
Texas Roadhouse, Inc.	7,695	1,358,937
		2,341,778
Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 1.2%
Casey’s General Stores, Inc.	2,857	1,073,403

Food, Beverage & Tobacco - 1.3%
Coca-Cola Consolidated, Inc.	426	560,787
J & J Snack Foods Corp.	3,077	529,613
		1,090,400
Household & Personal Products - 0.8%
Inter Parfums, Inc.	5,346	692,200

Energy - 3.5%
Energy - 3.5%
Chord Energy Corp.	6,675	869,285
Civitas Resources, Inc.	15,000	760,050
Matador Resources Co.	28,075	1,387,467
		3,016,802
Financials - 8.3%
Banks - 8.3%
Ameris Bancorp	17,152	1,070,113
Cadence Bank	31,782	1,012,257

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Financials - 8.3% (Continued)
Banks - 8.3% (Continued)
Glacier Bancorp, Inc.	19,655	$898,233
Seacoast Banking Corp. of Florida	38,532	1,026,878
SouthState Corp.	14,543	1,413,289
United Bankshares, Inc.	25,958	963,042
United Community Banks, Inc.	25,814	750,671
		7,134,483
Health Care - 11.2%
Health Care Equipment & Services - 5.7%
Encompass Health Corp.	9,245	893,437
Ensign Group, Inc. (The)	9,594	1,379,809
Globus Medical, Inc. - Class A (a)	17,211	1,231,275
Insulet Corp. (a)	3,487	811,599
iRhythm Technologies, Inc. (a)	8,080	599,859
		4,915,979
Health Care Equipment & Supplies - 0.1%
Axonics, Inc. (a)	1,873	130,361

Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
Bio-Techne Corp.	18,008	1,439,379
Halozyme Therapeutics, Inc. (a)	18,851	1,079,031
Medpace Holdings, Inc. (a)	1,895	632,551
Veracyte, Inc. (a)	25,700	874,828
Vericel Corp. (a)	14,006	591,754
		4,617,543
Industrials - 30.6%
Capital Goods - 21.9%
AAR Corp. (a)	8,672	566,802
AZEK Co., Inc. (The) (a)	14,131	661,331
Carlisle Cos., Inc.	2,237	1,006,091
Crane Co.	9,226	1,460,291
EMCOR Group, Inc.	2,186	941,139
EnPro Industries, Inc.	8,292	1,344,797
Griffon Corp.	16,046	1,123,220
ITT, Inc.	11,380	1,701,424
Kadant, Inc.	2,050	692,900

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Industrials - 30.6% (Continued)
Capital Goods - 21.9% (Continued)
RBC Bearings, Inc. (a)	3,614	$1,081,959
Regal Rexnord Corp.	4,775	792,077
REV Group, Inc.	61,829	1,734,922
Rush Enterprises, Inc. - Class A	17,635	931,657
SPX Technologies, Inc. (a)	11,144	1,777,022
Timken Co. (The)	8,927	752,457
UFP Industries, Inc.	7,474	980,663
Valmont Industries, Inc.	4,549	1,318,982
		18,867,734
Commercial & Professional Services - 6.9%
CACI International, Inc. - Class A (a)	3,911	1,973,334
Casella Waste Systems, Inc. - Class A (a)	13,230	1,316,253
KBR, Inc.	27,656	1,801,235
MAXIMUS, Inc.	6,258	582,995
WNS Holdings, Ltd. (Jersey) (a)	6,243	329,069
		6,002,886
Transportation - 1.8%
Allegiant Travel Co.	6,420	353,485
Hub Group, Inc. - Class A	25,890	1,176,701
		1,530,186
Information Technology - 16.2%
Semiconductors & Semiconductor Equipment - 3.8%
Onto Innovation, Inc. (a)	3,895	808,446
Silicon Laboratories, Inc. (a)	4,325	499,840
Universal Display Corp.	6,204	1,302,220
Veeco Instruments, Inc. (a)	21,143	700,468
		3,310,974
Software & Services - 7.9%
Agilysys, Inc. (a)	12,696	1,383,483
CCC Intelligent Solutions Holdings, Inc. (a)	78,003	861,933
Descartes Systems Group, Inc. (The) (Canada) (a)	17,755	1,828,055
Five9, Inc. (a)	5,500	158,015
HashiCorp, Inc. - Class A (a)	15,485	524,322
nCino, Inc. (a)	24,132	762,330

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Software & Services - 7.9% (Continued)
Q2 Holdings, Inc. (a)	15,575	$1,242,418
		6,760,556
Technology Hardware & Equipment - 4.5%
Advanced Energy Industries, Inc.	7,882	829,502
Badger Meter, Inc.	2,574	562,187
Crane NXT Co.	17,593	986,967
Insight Enterprises, Inc. (a)	3,040	654,786
Littelfuse, Inc.	3,253	862,858
		3,896,300
Materials - 9.3%
Materials - 9.3%
Berry Global Group, Inc.	8,836	600,671
Eagle Materials, Inc.	3,667	1,054,813
Element Solutions, Inc.	52,739	1,432,391
Graphic Packaging Holding Co.	22,296	659,739
Ingevity Corp. (a)	13,648	532,272
Materion Corp.	9,439	1,055,846
Silgan Holdings, Inc.	27,334	1,435,035
Summit Materials, Inc. - Class A (a)	32,426	1,265,587
		8,036,354
Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
First Industrial Realty Trust, Inc.	17,621	986,423

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Real Estate - 2.4% (Continued)
Equity Real Estate Investment Trusts (REITs) - 2.4% (Continued)
STAG Industrial, Inc.	26,529	$1,037,019
		2,023,442

Investments at Value - 93.1% (Cost $57,462,980)		$80,224,008

Other Assets in Excess of Liabilities - 6.9%		5,972,411

Net Assets - 100.0%		$86,196,419

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 3.5%
Media & Entertainment - 3.5%
Alphabet, Inc. - Class C	24,385	$4,076,928

Consumer Discretionary - 11.2%
Consumer Discretionary Distribution & Retail - 7.2%
Amazon.com, Inc. (a)	10,935	2,037,518
Home Depot, Inc. (The)	3,476	1,408,475
O’Reilly Automotive, Inc. (a)	1,850	2,130,460
TJX Cos., Inc. (The)	23,742	2,790,635
		8,367,088
Consumer Services - 4.0%
Chipotle Mexican Grill, Inc. (a)	21,481	1,237,735
InterContinental Hotels Group PLC ADR (United Kingdom)	10,032	1,108,436
Service Corp. International	14,797	1,167,927
Starbucks Corp.	12,045	1,174,267
		4,688,365
Consumer Staples - 6.3%
Food, Beverage & Tobacco - 3.0%
Constellation Brands, Inc. - Class A	6,722	1,732,192
Mondelez International, Inc. - Class A	23,844	1,756,588
		3,488,780
Household & Personal Products - 3.3%
Church & Dwight Co., Inc.	16,862	1,765,788
Unilever PLC ADR (United Kingdom)	33,006	2,144,070
		3,909,858
Energy - 3.7%
Energy - 3.7%
Chevron Corp.	8,492	1,250,617
ConocoPhillips	13,832	1,456,233
Suncor Energy, Inc. (Canada)	43,873	1,619,791
		4,326,641
Financials - 16.8%
Banks - 2.6%
JPMorgan Chase & Co.	14,393	3,034,908

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 16.8% (Continued)
Financial Services - 8.0%
Ares Management Corp. - Class A	19,205	$2,992,907
Berkshire Hathaway, Inc. - Class B (a)	3,996	1,839,199
Nasdaq, Inc.	16,302	1,190,209
Visa, Inc. - Class A	11,894	3,270,256
		9,292,571
Insurance - 6.2%
Globe Life, Inc.	25,602	2,711,508
Marsh & McLennan Cos., Inc.	6,382	1,423,760
Reinsurance Group of America, Inc.	14,023	3,055,191
		7,190,459
Health Care - 14.1%
Health Care Equipment & Services - 5.9%
McKesson Corp.	3,143	1,553,962
STERIS PLC (Ireland)	9,521	2,309,223
UnitedHealth Group, Inc.	5,119	2,992,977
		6,856,162
Health Care Equipment & Supplies - 1.4%
Cooper Cos., Inc. (The) (a)	14,911	1,645,280

Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
Bio-Techne Corp.	22,059	1,763,176
Novo Nordisk A/S ADR (Denmark)	22,491	2,678,003
Thermo Fisher Scientific, Inc.	2,658	1,644,159
Zoetis, Inc.	9,201	1,797,692
		7,883,030
Industrials - 12.8%
Capital Goods - 8.3%
Advanced Drainage Systems, Inc.	8,292	1,303,171
AZEK Co., Inc. (The) (a)	41,614	1,947,535
Dover Corp.	7,911	1,516,855
Quanta Services, Inc.	10,951	3,265,041
RTX Corp.	13,112	1,588,650
		9,621,252
Commercial & Professional Services - 4.5%
Amentum Holdings, Inc. (a)	10,961	353,492

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 12.8% (Continued)
Commercial & Professional Services - 4.5% (Continued)
Jacobs Solutions, Inc.	10,961	$1,434,795
Republic Services, Inc.	8,854	1,778,237
Tetra Tech, Inc.	35,575	1,677,717
		5,244,241
Information Technology - 26.7%
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding N.V. (Netherlands)	2,254	1,878,145
Marvell Technology, Inc.	32,306	2,329,909
Monolithic Power Systems, Inc.	1,992	1,841,604
		6,049,658
Software & Services - 15.4%
Cadence Design Systems, Inc. (a)	8,427	2,283,970
Fair Isaac Corp. (a)	1,376	2,674,284
Microsoft Corp.	12,416	5,342,605
Palo Alto Networks, Inc. (a)	8,023	2,742,261
Roper Technologies, Inc.	3,092	1,720,512
ServiceNow, Inc. (a)	3,580	3,201,916
		17,965,548
Technology Hardware & Equipment - 6.1%
Apple, Inc.	12,769	2,975,177
Motorola Solutions, Inc.	4,514	2,029,630
Zebra Technologies Corp. - Class A (a)	5,545	2,053,425
		7,058,232
Materials - 2.7%
Materials - 2.7%
ATI, Inc. (a)	18,347	1,227,598
Avery Dennison Corp.	8,791	1,940,701
		3,168,299

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
CBRE Group, Inc. - Class A (a)	12,421	$1,546,166

Investments at Value - 99.1% (Cost $58,959,560)		$115,413,466

Other Assets in Excess of Liabilities - 0.9%		1,006,904

Net Assets - 100.0%		$116,420,370

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 9.0%
Media & Entertainment - 4.9%
DB Corp., Ltd. (India)	9,882	$40,200
Gamania Digital Entertainment Co., Ltd. (Taiwan)	24,000	58,902
Megacable Holdings S.A.B de C.V. (Mexico)	50,400	104,906
Nebius Group N.V. - Class A (Russia) *(a)(b)	810	0
NetDragon Websoft Holdings, Ltd. (China)	106,981	159,284
Soft-World International Corp. (Taiwan) (a)	8,000	33,125
Sun TV Network, Ltd. (India)	14,224	141,313
Tencent Holdings, Ltd. (China)	47,100	2,619,071
Webzen, Inc. (South Korea)	2,457	31,847
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	255,222	329,347
		3,517,995
Telecommunication Services - 4.1%
APT Satellite Holdings, Ltd. (China)	615,553	170,248
China Tower Corp., Ltd. - H Shares (China) (c)	5,028,000	660,680
Empresa Nacional de Telecomunicaciones S.A. (Chile)	11,277	39,547
Etihad Etisalat Co. (Saudi Arabia)	32,900	451,818
Indus Towers, Ltd. (India) (a)	97,471	456,889
Jasmine International PCL (Thailand)	494,000	45,476
KT Corp. ADR (South Korea)	19,100	293,758
LG Uplus Corp. (South Korea)	29,898	222,110
Mobile Telecommunications Co. KSCP (Kuwait)	23,134	35,910
Ooredoo Q.P.S.C. (Qatar)	67,798	218,265
PLDT, Inc. ADR (Philippines)	2,100	56,448
Telkom S.A. SOC, Ltd. (South Africa) (a)	42,933	65,565
TIM S.A. ADR (Brazil)	9,200	158,424
XL Axiata Tbk P.T. (Indonesia)	246,800	37,283
		2,912,421
Consumer Discretionary - 13.2%
Automobiles & Components - 5.4%
Astra Otoparts Tbk P.T. (Indonesia)	155,100	23,154
BAIC Motor Corp., Ltd. - H Shares (China) (c)	868,500	248,509
Brilliance China Automotive Holdings, Ltd. (China)	342,000	131,153
Chaowei Power Holdings, Ltd. (China)	123,320	23,656

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Automobiles & Components - 5.4% (Continued)
FIEM Industries, Ltd. (India)	5,276	$110,157
Geely Automobile Holdings, Ltd. (China)	249,000	381,977
Great Wall Motor Co., Ltd. - H Shares (China)	71,000	130,407
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	42,491
Hero MotoCorp, Ltd. (India)	4,536	309,456
Huayu Automotive Systems Co., Ltd. - Class A (China)	59,500	150,797
Hyundai Motor Co. (South Korea)	1,387	256,448
JK Tyre & Industries, Ltd. (India)	35,056	179,969
Kia Corp. (South Korea)	4,750	359,073
Maruti Suzuki India, Ltd. (India)	1,842	290,994
Minth Group, Ltd. (China) (a)	38,000	77,174
Nemak S.A.B. de C.V. (Mexico) (a)(c)	545,200	54,830
Rane Holdings, Ltd. (India)	4,108	99,270
Sailun Group Co., Ltd. (China)	29,900	68,014
Samvardhana Motherson International, Ltd. (India)	115,316	290,668
SL Corp. (South Korea)	1,287	34,697
Tata Motors, Ltd. (India)	16,578	192,653
Thai Stanley Electric PCL (Thailand)	17,267	117,709
Tianneng Power International, Ltd. (China)	80,000	81,011
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	79,929
Xingda International Holdings, Ltd. (China)	845,606	144,334
		3,878,530
Consumer Discretionary Distribution & Retail - 4.0%
Alibaba Group Holding, Ltd. ADR (China)	8,500	902,020
Bermaz Auto Bhd (Malaysia)	56,200	30,618
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	7,279	46,444
Hyundai Home Shopping Network Corp. (South Korea)	270	9,558
Jarir Marketing Co. (Saudi Arabia)	10,025	35,188
JD.com, Inc. (China)	33,350	668,950
MBM Resources Bhd (Malaysia)	34,500	49,280
Naspers, Ltd. - N Shares (South Africa)	1,167	283,016
PDD Holdings, Inc. ADR (China) (a)	1,400	188,734
Pou Sheng International Holdings, Ltd. (China)	718,000	52,614
Vipshop Holdings, Ltd. ADR (China)	36,600	575,718
		2,842,140

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Consumer Durables & Apparel - 3.3%
361 Degrees International, Ltd. (China)	500,000	$270,186
Best Pacific International Holdings, Ltd. (China)	346,000	103,262
Bosideng International Holdings, Ltd. (China)	374,000	212,751
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	116,400	788,649
Hisense Home Appliances Group Co., Ltd. - A Shares (China)	20,700	103,704
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	114,810	422,853
Oriental Weavers Group (Egypt)	104,059	51,773
Pou Chen Corp. (Taiwan)	88,000	99,702
TCL Electronics Holdings, Ltd. (China) (a)	102,000	74,416
Vardhman Textiles, Ltd. (India)	26,294	148,522
Youngone Holdings Co., Ltd. (South Korea)	1,443	99,975
		2,375,793
Consumer Services - 0.5%
Alsea S.A.B. de C.V. (Mexico)	6,800	18,720
Delta Corp., Ltd. (India)	21,621	33,511
DigiPlus Interactive Corp. (Philippines)	232,600	83,917
EIH Associated Hotels (India)	6,570	30,701
Rainbow Tours S.A. (Poland)	3,711	105,403
Sports Toto Bhd (Malaysia)	192,800	75,399
		347,651
Consumer Staples - 5.6%
Food, Beverage & Tobacco - 5.2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	10,752	61,716
Anhui Gujing Distillery Co., Ltd. - Class B (China)	4,700	75,017
Avanti Feeds, Ltd. (India)	40,709	305,468
Binggrae Co., Ltd. (South Korea)	671	32,938
China Feihe, Ltd. (China) (c)	787,000	590,754
China Foods, Ltd. (China)	656,455	233,917
Dharma Satya Nusantara Tbk P.T. (Indonesia)	817,600	44,285
Donwong F&B Co., Ltd. (South Korea)	2,496	62,133
Dutch Lady Milk Industries Bhd (Malaysia)	6,200	48,054
GFPT Public Co., Ltd. (Thailand)	220,700	78,280
Godfrey Phillips India, Ltd. (India)	3,898	324,481
Grupo Herdez S.A.B. de C.V. (Mexico)	39,300	108,850
Heritage Foods, Ltd. (India)	8,587	64,624

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Staples - 5.6% (Continued)
Food, Beverage & Tobacco - 5.2% (Continued)
Hey Song Corp. (Taiwan)	50,000	$66,753
Ichitan Group PCL (Thailand)	156,800	78,744
Indofood Sukses Makmur Tbk P.T. (Indonesia)	328,500	152,977
ITC, Ltd. (India)	27,443	169,692
JBS S.A. (Brazil)	21,400	124,163
Kim Loong Resources Bhd (Malaysia)	132,800	76,894
MSM Malaysia Holdings Bhd (Malaysia) (a)	136,200	38,495
Oceana Group, Ltd. (South Africa)	8,959	35,779
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	1,472,100	96,267
PT Salim Ivomas Pratama Tbk P.T. (Indonesia)	895,117	23,532
Samyang Corp. (South Korea)	1,298	49,147
Samyang Holdings Corp. (South Korea)	1,093	64,687
Sarawak Oil Palms Bhd (Malaysia)	150,600	109,326
Savola Group (The) (Saudi Arabia) (a)	45,394	327,220
Thaifoods Group PCL (Thailand)	397,500	51,267
Ulker Biskuvi Sanayi A.S. (Turkey) (a)	7,130	29,189
VST Industries, Ltd. (India)	39,666	177,777
		3,702,426
Household & Personal Products - 0.4%
AMOREPACIFIC Group (South Korea)	2,010	42,358
Grape King Bio, Ltd. (Taiwan)	14,000	63,130
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	124,600	201,887
		307,375
Energy - 4.6%
Energy - 4.6%
3R Petroleum Oleo e Gas S.A. (Brazil) (a)	1	2
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	81,259
Bharat Petroleum Corp., Ltd. (India)	18,906	83,355
China Coal Energy Co., Ltd. - H Shares (China)	53,000	65,640
China Petroleum & Chemical Corp. - H Shares (China)	132,000	81,168
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	158,113
Coal India, Ltd. (India)	71,469	434,521
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	29,061
Ecopetrol S.A. ADR (Colombia)	2,900	25,897

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 4.6% (Continued)
Energy - 4.6% (Continued)
Exxaro Resources, Ltd. (South Africa)	3,012	$29,902
Gazprom PJSC (Russia) *(a)(b)	101,150	0
Hindustan Petroleum Corp., Ltd. (India)	6,541	34,338
Indian Oil Corp., Ltd. (India)	35,503	76,338
Inner Mongolia Dian Tou Energy Corp., Ltd. (China)	24,800	69,462
Inner Mongolia Yitai Coal Co., Ltd. - Class B (China)	16,200	34,556
LUKOIL PJSC ADR (Russia) *(a)(b)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	121,620	432,943
ORLEN S.A. (Poland)	6,699	97,243
PetroChina Co., Ltd. - Class A (China)	27,100	34,762
PetroChina Co., Ltd. - H Shares (China)	254,000	204,901
Petroleo Brasileiro S.A. ADR (Brazil)	24,700	355,927
Petronet LNG, Ltd. (India)	41,150	167,963
Pingdingshan Tianan Coal Mining Co., Ltd. (China)	20,800	32,155
PTT Exploration & Production PCL (Thailand)	23,400	94,733
PTT PCL (Thailand)	91,900	96,145
Reliance Industries, Ltd. 144A (India) (d)	3,868	269,578
Rosneft Oil Co. PJSC (Russia) *(a)(b)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (c)	20,626	149,267
Star Petroleum Refining PCL (Thailand)	165,700	36,009
Thai Oil PCL (Thailand)	20,700	32,784
United Tractors Tbk P.T. (Indonesia)	38,300	68,793
Yankuang Energy Group Co., Ltd. - H Shares (China)	23,400	32,942
		3,309,757
Financials - 23.4%
Banks - 17.9%
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	141,842
Akbank T.A.S. (Turkey)	35,146	63,307
Alior Bank S.A. (Poland)	2,317	55,720
AMMB Holdings Bhd (Malaysia)	82,900	100,574
Arab National Bank (Saudi Arabia)	64,669	329,925
Banco Bradesco S.A. (Brazil) (a)	67,600	162,421
Banco da Amazonia S.A. (Brazil)	2,200	37,029
Banco del Bajio S.A. (Mexico) (c)	55,000	128,784
Banco do Brasil S.A. (Brazil)	115,800	577,714

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 23.4% (Continued)
Banks - 17.9% (Continued)
Banco Itau Chile S.A. (Chile)	3,109	$36,182
BanColombia S.A. (Colombia)	9,691	83,566
BanColombia S.A. ADR (Colombia)	3,800	119,244
Bangkok Bank PCL (Thailand)	19,100	88,385
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	201,995
Bank Handlowy w Warszawie S.A. (Poland)	1,433	33,828
Bank Negara Indonesia Persero Tbk P.T. (Indonesia)	102,700	36,268
Bank OCBC Nisp Tbk P.T. (Indonesia)	1,143,400	102,716
Bank of Baroda (India)	105,269	311,336
Bank of Beijing Co., Ltd. - Class A (China)	76,300	63,219
Bank of Chengdu Co., Ltd. - Class A (China)	18,000	40,166
Bank of China, Ltd. - H Shares (China)	1,527,000	713,131
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	30,886
Bank of Communications Co., Ltd. - H Shares (China)	99,000	75,304
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	90,902
Bank of India (India)	51,560	68,024
Bank of Maharashtra (India)	87,225	62,767
Bank of Nanjing Co., Ltd. - Class A (China)	44,600	69,359
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	412,500	26,294
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	1,018,800	38,359
Bank Polska Kasa Opieki S.A. (Poland)	4,693	179,192
Bank Saint Petersburg PJSC (Russia) *(a)(b)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	1,457,300	139,838
Banque Saudi Fransi (Saudi Arabia)	20,699	178,247
BNK Financial Group, Inc. (South Korea)	4,570	31,287
BNPP Bank Polska S.A. (Poland)	2,454	59,936
Canara Bank (India)	219,140	291,531
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	108,559
China Construction Bank Corp. - H Shares (China)	877,000	653,999
China Everbright Bank Co., Ltd. - H Shares (China)	451,000	152,593
China Merchants Bank Co., Ltd. - Class A (China)	21,600	114,111
China Merchants Bank Co., Ltd. - H Shares (China)	27,000	130,842
China Minsheng Banking Corp., Ltd. - H Shares (China)	68,000	27,559
China Zheshang Bank Co., Ltd. - Class A (China)	84,400	35,220

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 23.5% (Continued)
Banks - 17.9% (Continued)
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	$34,591
City Union Bank, Ltd. (India)	16,692	32,687
Commercial Bank P.S.Q.C. (The) (Qatar)	191,889	231,777
Credit Agricole Egypt SAE (Egypt)	63,723	27,480
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	634,219
East West Banking Corp. (Philippines)	158,200	27,577
Emirates NBD Bank PJSC (United Arab Emirates)	81,957	452,924
Eurobank Ergasias Services and Holdings S.A. (Greece)	38,930	89,191
Federal Bank, Ltd. (India)	15,147	35,553
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	4,900	34,878
Haci Omer Sabanci Holding A.S. (Turkey)	27,234	77,526
HDFC Bank, Ltd. ADR (India)	1,300	81,328
Hong Leong Financial Group Bhd (Malaysia)	25,200	118,195
Huaxia Bank Co., Ltd. - Class A (China)	40,200	42,414
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	22,776
ICICI Bank, Ltd. ADR (India)	1,200	35,820
IDBI Bank, Ltd. (India)	54,906	57,143
Indian Bank (India)	41,510	258,999
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	577,000	340,018
Industrial Bank Co., Ltd. - Class A (China)	17,800	48,485
Itau Unibanco Holding S.A. ADR (Brazil)	63,800	424,270
Itausa - Investimentos Itau S.A. (Brazil)	50,300	102,205
JB Financial Group Co., Ltd. (South Korea)	4,981	57,624
Karur Vysya Bank, Ltd. (The) (India)	86,299	220,542
Kasikornbank PCL (Thailand)	15,100	69,779
King’s Town Bank Co., Ltd. (Taiwan)	93,000	163,556
Krung Thai Bank PCL (Thailand)	209,400	132,537
LIC Housing Finance, Ltd. (India)	8,032	63,469
National Bank of Greece S.A. (Greece)	14,210	121,509
National Bank of Kuwait S.A.K.P. (Kuwait)	112,452	324,530
Nedbank Group, Ltd. (South Africa)	26,078	450,416
OTP Bank Nyrt (Hungary)	556	29,082
Ping An Bank Co., Ltd. (China)	33,000	56,839
Piraeus Financial Holdings S.A. (Greece)	34,084	145,147
Punjab National Bank (India)	66,461	84,965

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 23.5% (Continued)
Banks - 17.9% (Continued)
Regional S.A.B. de C.V. (Mexico)	7,500	$43,546
Riyad Bank (Saudi Arabia)	33,809	225,141
Saudi Awwal Bank (Saudi Arabia)	39,363	364,589
Saudi Investment Bank (The) (Saudi Arabia)	86,082	299,835
Sberbank of Russia PJSC (Russia) *(a)(b)	19,830	0
Shanghai Rural Commercial Bank Co., Ltd. (China)	33,800	35,786
SinoPac Financial Holdings Co., Ltd. (Taiwan)	1,825	1,392
South Indian Bank, Ltd. (The) (India)	113,024	33,094
State Bank of India (India)	23,258	218,477
Turkiye Garanti Bankasi A.S. (Turkey)	14,375	51,450
Turkiye Is Bankasi A.S. (Turkey)	138,304	56,682
Turkiye Vakiflar Bankasi TAO (Turkey) (a)	82,988	55,460
Union Bank of India, Ltd. (India)	102,542	150,202
VTB Bank PJSC (Russia) *(a)(b)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	10,786	126,409
		12,784,275
Financial Services - 3.8%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	62,006	46,282
AEON Credit Service M Bhd (Malaysia)	19,200	32,572
Capital Futures Corp. (Taiwan)	78,000	139,196
Chailease Holding Co., Ltd. (Taiwan)	21,535	110,313
Far East Horizon, Ltd. (China)	67,000	49,042
Gentera S.A.B. de C.V. (Mexico)	128,400	143,478
Invercap S.A. (Chile) (a)	15,241	32,318
KIWOOM Securities Co., Ltd. (South Korea)	340	33,475
Korea Investment Holdings Co., Ltd. (South Korea)	560	31,068
L&T Finance, Ltd. (India)	32,444	71,877
Manappuram Finance, Ltd. (India)	17,650	42,442
Motilal Oswal Financial Services, Ltd. (India)	5,152	46,888
Muthoot Finance, Ltd. (India)	3,924	95,193
Power Finance Corp., Ltd. (India)	91,849	535,716
Qifu Technology, Inc. ADR (China)	1,900	56,639
REC, Ltd. (India)	84,235	557,917
Reinet Investments SCA (South Africa)	13,854	383,963
Shinyoung Securities Co., Ltd. (South Korea)	1,282	77,076

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 23.5% (Continued)
Financial Services - 3.8% (Continued)
Shriram Finance Co., Ltd. (India)	4,127	$176,545
Tata Investment Corp., Ltd. (India)	391	31,770
Yuanta Financial Holding Co., Ltd. (Taiwan)	2,100	2,091
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	34,377
		2,730,238
Insurance - 1.8%
Allianz Malaysia Bhd (Malaysia)	7,696	37,963
Cathay Financial Holding Co., Ltd. (Taiwan)	100,000	209,119
China Development Financial Holding Corp. (Taiwan)	241,000	124,989
China Pacific Insurance Co., Ltd. - H Shares (China)	25,000	88,530
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	36,583
DB Insurance Co., Ltd. (South Korea)	2,249	191,865
Fubon Financial Holdings Co., Ltd. (Taiwan)	88,200	250,079
Hanwha General Insurance Co., Ltd. (South Korea)	8,465	32,208
Hanwha Life Insurance Co., Ltd. (South Korea)	10,610	23,094
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	1,147	28,680
MNRB Holdings Bhd (Malaysia)	65,400	37,691
New China Life Insurance Co., Ltd. - H Shares (China) (a)	18,100	55,921
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	45,959
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	60,000	53,507
Tongyang Life Insurance Co., Ltd. (South Korea)	7,737	32,042
		1,248,230
Health Care - 3.4%
Health Care Equipment & Services - 0.1%
Life Healthcare Group Hooldings, Ltd. (South Africa)	41,622	38,545
Pegavision Corp. (Taiwan)	3,000	42,309
		80,854
Health Care Equipment & Supplies - 0.1%
HLB, Inc. (South Korea) (a)	1,134	73,203

Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
3SBio, Inc. (China) (a) (c)	87,500	76,757
Aurobindo Pharma, Ltd. (India)	11,978	208,758
Boryung (South Korea)	19,795	162,385

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 3.4% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.2% (Continued)
China Shineway Pharmaceutical Group, Ltd. (China)	230,000	$272,044
Consun Pharmaceutical Group, Ltd. (China)	370,492	336,435
CSPC Pharmaceutical Group, Ltd. (China) (a)	276,000	211,372
Dr. Reddy’s Laboratories, Ltd. ADR (India)	3,100	246,295
Green Cross Holdings Corp. (South Korea)	14,780	173,221
Natco Pharma, Ltd. (India)	11,785	200,101
Tempo Scan Pacific Tbk P.T. (Indonesia)	1,247,200	225,730
Zydus Lifesciences, Ltd. (India)	14,805	188,862
		2,301,960
Industrials - 6.7%
Capital Goods - 3.4%
AG Anadolu Grubu Holding A.S. (Turkey)	6,146	56,027
Amara Raja Energy & Mobility, Ltd. (India)	6,660	113,326
Ashok Leyland, Ltd. (India)	27,983	78,558
Balmer Lawrie & Co., Ltd. (India)	40,492	132,981
China Communications Services Corp., Ltd. - H Shares (China)	62,000	33,285
Ferreycorp S.A.A. (Peru)	71,742	55,720
FSP Technology, Inc. (Taiwan)	47,000	88,327
Graphite India, Ltd. (India)	6,353	44,771
GS Holdings Corp. (South Korea)	3,014	96,932
Hexindo Adiperkasa Tbk P.T. (Indonesia) (a)	78,807	33,966
Hyundai GF Holdings (South Korea)	16,897	58,934
ITD Cementation India, Ltd. (India)	26,275	166,104
J. Kumar Infraprojects, Ltd. (India)	15,851	149,998
Korea Electric Terminal Co., Ltd. (South Korea)	966	51,290
LT Group, Inc. (Philippines)	155,977	27,914
LX Hausys, Ltd. (South Korea)	1,809	54,808
Nava, Ltd. (India)	6,602	90,479
NCC, Ltd. (India)	10,112	36,391
Raubex Group, Ltd. (South Africa)	31,196	94,724
Sime Darby Bhd (Malaysia)	242,800	144,770
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	34,478
Sinotruk Hong Kong, Ltd. (China)	81,500	244,806
SK Square Co., Ltd. (South Korea) (a)	1,979	121,284
Swaraj Engines, Ltd. (India)	5,415	207,042

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 6.7% (Continued)
Capital Goods - 3.4% (Continued)
Thoresen Thai Agencies PCL (Thailand)	317,200	$61,652
Weichai Power Co., Ltd. - Class A (China)	27,800	62,334
Weichai Power Co., Ltd. - H Shares (China)	38,000	69,456
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	27,992
		2,438,349
Commercial & Professional Services - 0.1%
My E.G. Services Bhd (Malaysia)	160,600	34,638
NICE Information Service Co., Ltd. (South Korea)	4,176	33,716
		68,354
Transportation - 3.2%
Aegean Airlines S.A. (Greece)	2,319	28,197
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	70,433
China Airlines, Ltd. (Taiwan)	47,000	31,761
Cia Sud Americana de Vapores S.A. (Chile)	994,235	60,900
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	43,200	95,802
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	114,463
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	112,500	143,720
Eva Airways Corp. (Taiwan)	103,000	121,434
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	134,184
Gujarat Pipavav Port, Ltd. (India)	36,897	96,880
Hyundai Glovis Co., Ltd. (South Korea)	4,872	450,613
InterGlobe Aviation, Ltd. (India) (a)(c)	1,575	89,883
Korean Air Lines Co., Ltd. (South Korea)	18,160	309,241
Orient Overseas International, Ltd. (China)	5,000	70,368
Precious Shipping PCL (Thailand)	265,000	77,214
Qinhuangdao Port Co., Ltd. - H Shares (China)	156,500	41,472
Regional Container Lines PCL (Thailand)	49,200	40,602
Sinotrans, Ltd. - H Shares (China)	66,000	33,476
Tianjin Port Development Holdings, Ltd. (China)	210,471	17,749
Turk Hava Yollari AO (Turkey) (a)	12,003	99,842
Wan Hai Lines, Ltd. (Taiwan)	22,000	67,647
Yang Ming Marine Transport Corp. (Taiwan)	35,000	75,882
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	30,756
		2,302,519

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 21.2%
Semiconductors & Semiconductor Equipment - 12.4%
A-DATA Technology Co., Ltd. (Taiwan)	19,000	$53,007
Chipbond Technology Corp. (Taiwan)	17,000	35,628
Everlight Electronics Co., Ltd. (Taiwan) (a)	15,000	35,703
Fitipower Integrated Technology, Inc. (Taiwan)	6,000	50,174
Global Mixed-Mode Technology, Inc. (Taiwan)	7,000	49,308
King Yuan Electronics Co., Ltd. (Taiwan)	13,000	45,921
Powertech Technology, Inc. (Taiwan)	56,000	240,370
Radiant Opto-Electronics Corp. (Taiwan)	10,000	61,005
Realtek Semiconductor Corp. (Taiwan) (a)	15,000	221,731
Sino-American Silicon Products, Inc. (Taiwan)	8,000	44,497
SK Hynix, Inc. (South Korea)	6,379	847,562
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	34,880	6,057,610
Taiwan Surface Mounting Technology Corp. (Taiwan)	13,000	44,898
Topco Scientific Co., Ltd. (Taiwan) (a)	4,000	35,418
United Microelectronics Corp. (Taiwan)	433,000	726,832
Xinyi Solar Holdings, Ltd. (China)	380,000	201,822
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. (China)	23,300	106,639
		8,858,125
Software & Services - 1.7%
Datasonic Group Bhd (Malaysia)	523,300	57,314
HCL Technologies, Ltd. (India)	10,195	218,486
Shanghai Baosight Software Co., Ltd. (China) (a)	35,400	60,453
Tata Consultancy Services, Ltd. (India)	9,010	459,002
Wipro, Ltd. ADR (India)	26,900	174,312
Zensar Technologies, Ltd. (India)	31,579	254,334
		1,223,901
Technology Hardware & Equipment - 7.1%
Cal-Comp Electronics Thailand PCL (Thailand)	467,900	53,446
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	23,000	46,511
Chicony Electronics Co., Ltd. (Taiwan)	15,000	77,025
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (c)	119,000	49,501
Chin-Poon Industrial Co., Ltd. (Taiwan)	35,000	45,123
Clevo Co. (Taiwan)	34,000	65,002
Compal Electronics, Inc. (Taiwan) (a)	35,000	36,578

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 21.2% (Continued)
Technology Hardware & Equipment - 7.1% (Continued)
Compeq Manufacturing Co., Ltd. (Taiwan)	15,000	$32,093
Darfon Electronics Corp. (Taiwan)	31,000	48,422
Dynapack International Technology Corp. (Taiwan)	14,000	45,686
Genius Electronic Optical Co. (Taiwan)	4,000	60,900
Getac Holdings Corp. (Taiwan)	17,000	59,414
Global Brands Manufacture, Ltd. (Taiwan)	37,000	70,070
Hon Hai Precision Industry Co., Ltd. (Taiwan)	11,000	64,502
Kingboard Laminates Holdings, Ltd. (China) (a)	52,500	49,985
Largan Precision Co., Ltd. (Taiwan)	3,000	239,505
Lenovo Group, Ltd. (China)	38,000	50,942
LG Innotek Co., Ltd. (South Korea)	1,998	330,273
Pegatron Corp. (Taiwan)	171,000	552,569
Primax Electronics, Ltd. (Taiwan)	21,000	59,853
Redington, Ltd. (India)	136,419	300,975
Samsung Electronics Co., Ltd. (South Korea)	31,843	1,477,525
Sercomm Corp. (Taiwan)	12,000	42,073
Simplo Technology Co., Ltd. (Taiwan)	4,000	44,444
Sunrex Technology Corp. (Taiwan)	36,000	63,017
Supreme Electronics Co., Ltd. (Taiwan)	25,827	53,476
Syncmold Enterprise Corp. (Taiwan)	18,000	58,689
Taiwan Union Technology Corp. (Taiwan)	12,000	64,072
Tripod Technology Corp. (Taiwan)	9,000	55,471
TXC Corp. (Taiwan)	18,000	61,716
Wah Lee Industrial Corp. (Taiwan)	8,000	32,236
Wasion Holdings, Ltd. (China)	532,000	438,073
Weikeng Industrial Co., Ltd. (Taiwan)	56,000	60,843
Yageo Corp. (Taiwan)	13,000	254,862
Zhen Ding Technology Holdings, Ltd. (Taiwan)	15,000	53,294
		5,098,166
Materials - 7.0%
Materials - 7.0%
African Rainbow Minerals, Ltd. (South Africa)	7,678	84,401
Aluminum Corp of China, Ltd. (China) (a)	66,100	82,436
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	87,888
Apex Mining Co., Inc. (Philippines)	536,000	38,851

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 7.0% (Continued)
Materials - 7.0% (Continued)
ASIA Holdings Co., Ltd. (South Korea)	150	$29,055
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	59,781
China BlueChemical, Ltd. - H Shares (China)	116,000	31,486
China Hongqiao Group, Ltd. (China)	81,000	132,877
China Lumena New Materials Corp. (China) (a)(b)	1,700	0
Cia de Minas Buenaventura S.A.A. ADR (Peru)	4,700	65,048
CMOC Group, Ltd. - H Shares (China)	51,000	49,235
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	63,799
Dongkuk Steel Mill Co., Ltd. (South Korea)	5,057	35,436
EID Parry India, Ltd. (India) (a)	3,803	38,942
Empresas CMPC S.A. (Chile)	41,924	73,024
Fufeng Group, Ltd. (China)	60,000	36,957
GCC S.A.B. de C.V. (Mexico) (c)	6,900	51,648
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	51,400	286,580
Gulf Oil Lubricants India, Ltd. (India)	4,999	82,583
Hanil Holdings Co., Ltd. (South Korea)	7,551	79,514
Harmony Gold Mining Co., Ltd. ADR (South Africa)	16,500	167,805
HDC Holdings Co., Ltd. (South Korea)	8,584	71,016
Henan Shenhuo Coal & Electricity Power Co., Ltd. - Class A (China)	29,600	83,422
Hindalco Industries, Ltd. (India)	18,404	166,434
Hindustan Zinc, Ltd. (India)	6,375	39,705
Hsin Kuang Steel Co., Ltd. (Taiwan)	17,000	32,290
Huaibei Mining Holdings Co., Ltd. - Class A (China)	35,100	89,591
Hume Cement Industries Bhd (Malaysia)	43,900	36,047
Insecticides India, Ltd. (India)	3,361	35,277
Jaya Tiasa Holdings Bhd (Malaysia)	89,600	23,588
Jiangxi Copper Co., Ltd. - H Shares (China)	26,000	52,235
Jindal Saw, Ltd. (India)	17,727	157,569
JK Paper, Ltd. (India)	9,122	48,870
Kalyani Steels, Ltd. (India)	2,637	26,966
KCC Corp. (South Korea)	135	30,738
Kumba Iron Ore, Ltd. (South Africa)	10,764	249,829
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(b)	194,390	0
Malayan Cement Bhd (Malaysia) (a)	31,600	39,775

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 7.0% (Continued)
Materials - 7.0% (Continued)
National Aluminium Co., Ltd. (India)	22,172	$55,701
National Fertilizers, Ltd. (India)	35,911	53,566
NMDC, Ltd. (India)	150,856	441,162
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
OCI Holdings Co., Ltd. (South Korea)	449	24,096
Omnia Holdings, Ltd. (South Africa)	18,878	71,016
Poongsan Corp. (South Korea)	776	35,990
Poongsan Holdings Corp. (South Korea)	1,441	29,304
SeAH Holdings Corp. (South Korea)	409	31,289
Shandong Nanshan Aluminum Co., Ltd. (China) (a)	180,700	112,042
Shinkong Synthetic Fibers Corp. (Taiwan)	54,000	27,482
Styrenix Performance Materials, Ltd. (India)	1,259	36,853
Tharisa PLC (South Africa)	30,632	31,913
Thye Ming Industrial Co., Ltd. (Taiwan)	12,000	26,085
TPI Polene PCL (Thailand)	696,400	25,563
Tung Ho Steel Enterprise Corp. (Taiwan)	26,000	64,689
Unid Co., Ltd. (South Korea)	406	23,964
Vale S.A. ADR (Brazil)	51,274	598,880
Vedanta, Ltd. (India)	19,482	119,113
West China Cement, Ltd. (China)	250,000	36,684
Yanbu National Petrochemical Co. (Saudi Arabia)	26,943	307,075
Yem Chio Co., Ltd. (Taiwan)	46,000	27,851
Yunnan Yuntianhua Co., Ltd. - Class A (China)	28,200	90,233
		5,031,249
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
SA Corporate Real Estate, Ltd. (South Africa)	937,553	166,594
Yeni Gimat Gayrimenkul Ortakligi A/S (Turkey)	21,598	36,914
		203,508
Real Estate Management & Development - 1.2%
Alembic, Ltd. (India)	28,623	48,319
Barwa Real Estate Co. (Qatar)	86,917	68,183
Cathay Real Estate Development Co. (Taiwan)	48,000	38,372
Emaar Properties PJSC (United Arab Emirates)	163,685	388,331
Greentown China Holdings, Ltd. (China)	43,500	50,547

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 1.5% (Continued)
Real Estate Management & Development - 1.2% (Continued)
Kingdom Development Co., Ltd. (Taiwan)	25,000	$38,182
PT Puradelta Lestari Tbk P.T. (Indonesia)	3,013,700	31,851
Robinsons Land Corp. (Philippines)	175,400	49,090
Shanghai Industrial Urban Development Group, Ltd. (China)	863,941	44,511
Shenzhen Investment, Ltd. (China)	286,000	36,895
Shui on Land, Ltd. (China)	713,000	74,654
		868,935
Utilities - 3.2%
Utilities - 3.2%
Akenerji Elektrik Uretim A/S (Turkey) (a)	53,676	19,117
Beijing Jingneng Clean Energy Co., Ltd. - H Shares (China)	122,000	31,836
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	67,840
China Everbright Water, Ltd. (China)	165,600	32,857
China Power International Development, Ltd. (China)	197,000	93,525
China Resources Power Holdings Co., Ltd. (China)	50,000	134,793
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	22,700	95,998
Cia Energética de Minas Gerais ADR (Brazil)	117,890	242,853
ENN Natural Gas Co., Ltd. - Class A (China)	29,800	87,006
First Gen Corp. (Philippines)	113,800	35,122
GAIL India, Ltd. (India) (c)	6,384	107,521
Gas Malaysia Bhd (Malaysia)	45,000	41,470
GD Power Development Co., Ltd. - Class A (China)	142,800	110,786
Korea District Heating Corp. (South Korea) (a)	1,418	51,533
Kunlun Energy Co., Ltd. (China)	110,000	113,036
NTPC, Ltd. (India)	98,807	521,604
OGK-2 PJSC (Russia) (a)(b)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	314,700	29,803
Power Grid Corp. of India, Ltd. (India)	68,737	290,047
Rojana Industrial Park PCL (Thailand)	203,100	42,030
Synergy Grid & Development Phils, Inc. (Philippines)	379,800	63,275
TTW PCL (Thailand)	135,500	39,080
		2,251,132

Total Common Stocks (Cost $56,317,764)		$70,757,086

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.7%	Shares	Value
Energy - 0.6%
Energy - 0.6%
Petroleo Brasileiro S.A. ADR (Brazil)	29,600	$390,424
Surgutneftegas PJSC (Russia) *(a)(b)	541,500	0
		390,424
Financials - 0.0% (e)
Banks - 0.0% (e)
Banco ABC Brasil S.A. (Brazil)	7,575	30,297

Information Technology - 1.0%
Technology Hardware & Equipment - 1.0%
Samsung Electronics Co., Ltd. (South Korea)	18,339	707,072

Materials - 0.1%
Materials - 0.1%
Bradespar S.A. (Brazil)	22,800	84,619

Total Preferred Stocks (Cost $1,420,391)		$1,212,412

Investments at Value - 100.6% (Cost $57,738,155)		$71,969,498

Liabilities in Excess of Other Assets - (0.6%)		(432,143)

Net Assets - 100.0%		$71,537,355

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $2,208,134, which represents 3.1% of net assets as of September 30, 2024.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
September 30, 2024 (Unaudited)

Country	Value	% of Net Assets
China	$19,239,667	26.9%
India	14,217,217	19.9%
Taiwan	12,956,045	18.1%
South Korea	7,754,218	10.9%
Brazil	3,596,786	5.0%
Saudi Arabia	2,668,305	3.7%
South Africa	2,153,468	3.0%
Indonesia	1,440,652	2.0%
Thailand	1,261,435	1.8%
Mexico	1,178,107	1.7%
Malaysia	1,132,663	1.6%
United Arab Emirates	841,255	1.2%
Turkey	653,674	0.9%
Poland	531,322	0.8%
Qatar	518,225	0.7%
Greece	384,044	0.5%
Philippines	382,194	0.5%
Kuwait	360,440	0.5%
Chile	241,971	0.3%
Colombia	228,707	0.3%
Peru	120,768	0.2%
Egypt	79,253	0.1%
Hungary	29,082	0.0	% (a)
Russia	0	0.0%
Total Investments	$71,969,498	100.6%
Liabilities in Excess of Other Assets	(432,143)	(0.6%)
Net Assets	$71,537,355	100.0%

(a)	Percetange rounds to less than 0.1%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 3.9%
Media & Entertainment - 2.2%
GungHo Online Entertainment, Inc. (Japan)	7,000	$150,597
ITV PLC (United Kingdom)	346,685	372,364
MFE-MediaForEurope N.V. - Class A (Italy)	93,300	322,941
MIXI, Inc. (Japan) (a)	7,400	142,866
Reach PLC (United Kingdom)	249,483	310,874
SKY Perfect JSAT Holdings, Inc. (Japan)	49,000	306,650
Vector, Inc. (Japan)	10,300	65,790
		1,672,082
Telecommunication Services - 1.7%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	221,192	254,535
Millicom International Cellular S.A. (Sweden) (a)	12,803	347,890
Proximus S.A.D.P. (Belgium)	52,640	410,289
StarHub, Ltd. (Singapore)	252,500	241,657
		1,254,371
Consumer Discretionary - 12.7%
Automobiles & Components - 4.2%
Aisan Industry Co., Ltd. (Japan)	4,600	45,319
FCC Co., Ltd. (Japan)	22,193	371,648
Gestamp Automocion S.A. (Spain)	68,933	212,387
G-Tekt Corp. (Japan)	22,211	245,444
Mitsubishi Motors Corp. (Japan)	78,500	213,576
NHK Spring Co., Ltd. (Japan)	25,400	325,002
Nippon Seiki Co., Ltd. (Japan)	4,800	39,193
Niterra Co., Ltd. (Japan)	9,900	278,936
Pacific Industrial Co., Ltd. (Japan)	30,125	290,430
Pirelli & C S.p.A. (Italy) (b)	10,857	65,950
Sumitomo Riko Co., Ltd. (Japan)	29,200	299,580
TI Fluid Systems PLC (United Kingdom) (b)	139,849	307,763
Toyo Tire Corp. (Japan)	30,700	450,882
Yokohama Rubber Co., Ltd. (The) (Japan)	2,000	44,952
		3,191,062
Consumer Discretionary Distribution & Retail - 4.5%
Accent Group, Ltd. (Australia)	175,071	288,019
AOKI Holdings, Inc. (Japan)	21,319	178,558

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Consumer Discretionary - 12.7% (Continued)
Consumer Discretionary Distribution & Retail - 4.5% (Continued)
CECONOMY A.G. (Germany) (a)	124,524	$453,594
Currys PLC (United Kingdom) (a)	672,868	804,706
Frasers Group PLC (United Kingdom) (a)	32,448	361,855
Harvey Norman Holdings, Ltd. (Australia)	44,223	150,836
IDOM, Inc. (Japan)	29,300	222,216
Joshin Denki Co., Ltd. (Japan) (a)	9,300	175,561
Super Retail Group, Ltd. (Australia)	60,395	756,548
		3,391,893
Consumer Durables & Apparel - 2.0%
Cairn Homes PLC (Ireland)	76,877	168,317
SANKYO Co., Ltd. (Japan)	54,300	800,328
Sumitomo Forestry Co., Ltd. (Japan)	4,000	196,899
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	193,000	365,901
		1,531,445
Consumer Services - 2.0%
Betsson A.B. (Sweden) (a)	59,520	730,318
Cie des Alpes (France)	18,758	296,820
Lottomatica Group S.p.A. (Italy)	15,445	193,893
ME GROUP INTERNATIONAL PLC (United Kingdom)	110,747	287,843
TUI A.G. (Germany) (a)(b)	5,859	44,740
		1,553,614
Consumer Staples - 6.1%
Consumer Staples Distribution & Retail - 3.3%
Ain Holdings, Inc. (Japan)	5,700	216,784
Cawachi, Ltd. (Japan)	9,945	187,366
Colruyt Group N.V. (Belgium)	3,014	140,347
Life Corp. (Japan)	24,005	608,979
Marks & Spencer Group PLC (United Kingdom)	206,019	1,028,157
Sonae SGPS S.A. (Portugal)	76,725	81,073
Valor Holdings Co., Ltd. (Japan)	12,600	194,073
		2,456,779
Food, Beverage & Tobacco - 2.8%
Austevoll Seafood A.S.A. (Norway)	6,930	63,508
First Resources, Ltd. (Singapore)	126,431	144,248
Inghams Group, Ltd. (Australia)	121,518	247,228

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Consumer Staples - 6.1% (Continued)
Food, Beverage & Tobacco - 2.8% (Continued)
J-Oil Mills, Inc. (Japan)	11,485	$168,875
Megmilk Snow Brand Co., Ltd. (Japan)	12,384	233,395
Morinaga Milk Industry Co., Ltd. (Japan)	8,700	212,562
Nippn Corp. (Japan)	15,700	243,320
Nisshin Oillio Group, Ltd. (The) (Japan)	5,800	213,733
Scandinavian Tobacco Group A/S (Denmark) (b)	27,542	422,854
Showa Sangyo Co., Ltd. (Japan)	2,533	51,627
Starzen Co., Ltd. (Japan)	4,705	95,429
Suedzucker A.G. (Germany)	4,171	52,387
		2,149,166
Household & Personal Products - 0.0% (c)
Best World International, Ltd. (Singapore) (a)(d)	38,000	0

Energy - 3.0%
Energy - 3.0%
Cosmo Energy Holdings Co., Ltd. (Japan)	2,500	137,917
d’Amico International Shipping S.A. (Italy)	46,492	296,108
Diversified Energy Co. PLC (United Kingdom)	3,342	37,816
Etablissements Maurel et Prom S.A. (France)	34,630	182,527
Hafnia, Ltd. (Norway)	53,958	383,184
Harbour Energy PLC (United Kingdom)	70,137	250,164
Japan Petroleum Exploration Co., Ltd. (Japan)	38,000	277,844
Oil Refineries, Ltd. (Israel)	938,436	242,194
Torm PLC - Class A (Denmark)	1,442	49,062
Vallourec SACA (France) (a)	6,375	96,676
Yancoal Australia, Ltd. (Australia)	72,259	305,896
		2,259,388
Financials - 12.0%
Banks - 6.2%
77 Bank, Ltd. (The) (Japan)	3,900	107,187
Aichi Financial Group, Inc. (Japan)	4,600	76,269
Banco de Sabadell S.A. (Spain)	132,686	281,869
Bank of Georgia Group PLC (United Kingdom)	13,036	640,515
BAWAG Group A.G. (Austria) (a)(b)	6,492	503,121
Bendigo and Adelaide Bank, Ltd. (Australia)	13,341	107,059

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 12.0% (Continued)
Banks - 6.2% (Continued)
BPER Banca (Italy)	149,834	$844,435
Dah Sing Banking Group, Ltd. (Hong Kong)	110,991	99,002
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	165,384
Iyogin Holdings, Inc. (Japan)	21,600	206,772
Juroku Financial Group, Inc. (Japan)	6,100	169,198
Keiyo Bank, Ltd. (The) (Japan)	21,400	105,202
Norion Bank A.B. (Sweden) (a)	25,361	103,524
Ogaki Kyoritsu Bank, Ltd. (The) (Japan)	7,200	92,073
Senshu Ikeda Holdings, Inc. (Japan)	41,200	94,188
Spar Nord Bank A/S (Denmark)	4,343	82,862
Sydbank A/S (Denmark)	14,701	723,696
TBC Bank Group PLC (United Kingdom)	3,452	122,305
Unicaja Banco S.A. (Spain) (b)	40,812	52,025
Yamaguchi Financial Group, Inc. (Japan)	13,400	146,401
		4,723,087
Financial Services - 4.0%
Credit Saison Co., Ltd. (Japan)	29,300	735,253
Helia Group, Ltd. (Australia)	144,048	402,308
Investec PLC (United Kingdom)	49,300	375,235
Magellan Financial Group, Ltd. (Australia)	48,122	331,997
Monex Group, Inc. (Japan)	15,300	64,753
Mutares S.E. & Co., KGaA (Germany)	4,462	104,421
Pepper Money, Ltd. (Australia)	47,161	44,347
Swissquote Group Holding S.A. (Switzerland)	953	343,866
Tokyo Century Corp. (Japan)	40,300	453,950
Vontobel Holding A.G. (Switzerland)	561	36,684
Yangzijiang Financial Holding, Ltd. (Singapore)	370,000	115,158
		3,007,972
Insurance - 1.8%
Harel Insurance Investments & Financial Services, Ltd. (Israel)	28,679	278,949
Just Group PLC (United Kingdom)	315,157	586,535
Lancashire Holdings, Ltd. (United Kingdom)	43,806	402,363
Vienna Insurance Group A.G. (Austria)	3,632	120,716
		1,388,563

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 5.1%
Health Care Equipment & Services - 2.9%
Ambea A.B. (Sweden) (b)	80,917	$716,211
Ansell, Ltd. (Australia)	12,990	285,012
Attendo A.B. (Sweden) (b)	33,753	158,881
CompuGroup Medical S.E. & Co. KgaA (Germany)	1,258	19,924
ConvaTec Group PLC (United Kingdom) (b)	22,752	69,104
EBOS Group, Ltd. (New Zealand)	1,599	36,714
Fagron (Belgium)	2,190	45,324
Galenica A.G. (Switzerland) (a)(b)	797	70,225
Japan Lifeline Co., Ltd. (Japan)	54,502	465,376
Sisram Medical, Ltd. (Israel) (b)	59,664	30,564
Spire Healthcare Group PLC (United Kingdom) (b)	30,958	97,475
Tokai Corp. (Japan)	17,079	256,740
		2,251,550
Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
COSMO Pharmaceuticals N.V. (Switzerland)	5,019	445,382
H Lundbeck A/S (Denmark)	61,674	398,833
Sawai Group Holdings Co., Ltd. (Japan)	15,900	227,156
Tsumura & Co. (Japan)	11,900	375,837
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	160,000	206,004
		1,653,212
Industrials - 23.4%
Capital Goods - 16.3%
Central Glass Co., Ltd. (Japan)	6,600	157,202
CKD Corp. (Japan) (a)	9,100	189,268
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	4,672	185,594
Deutz A.G. (Germany)	108,817	546,130
E-Commodities Holdings, Ltd. (Hong Kong)	1,261,426	250,296
Fugro N.V. (Netherlands)	7,389	168,407
Furukawa Co., Ltd. (Japan)	36,370	412,293
GS Yuasa Corp. (Japan)	6,600	132,015
Implenia A.G. (Switzerland)	14,326	536,627
Iveco Group N.V. (Italy)	25,606	257,847
Japan Pulp & Paper Co., Ltd. (Japan) (a)	34,000	160,268
Kawasaki Heavy Industries, Ltd. (Japan) (a)	12,900	528,760

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 23.4% (Continued)
Capital Goods - 16.3% (Continued)
Keller Group PLC (United Kingdom)	36,188	$781,868
Kier Group PLC (United Kingdom)	370,715	686,019
KION Group A.G. (Germany)	1,534	60,587
Kitz Corp. (Japan)	11,318	82,475
Koninklijke BAM Groep N.V. (Netherlands)	174,540	817,986
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	8,700	154,144
Manitou BF S.A. (France)	7,138	148,179
Meidensha Corp. (Japan)	7,400	173,368
Mitsui E&S Co., Ltd. (Japan)	20,200	162,624
NCC A.B. - B Shares (Sweden)	17,564	293,790
NGK Insulators, Ltd. (Japan)	34,200	449,803
Nikkiso Co., Ltd. (Japan) (a)	22,000	155,537
Noritake Co., Ltd. (Japan)	20,050	549,816
NRW Holdings, Ltd. (Australia)	314,593	775,204
Porr A.G. (Austria)	8,890	134,233
Shibaura Machine Co., Ltd. (Japan)	14,200	394,429
Shibuya Corp. (Japan)	6,300	168,434
Shinnihon Corp. (Japan) (a)	15,100	169,033
Signify N.V. (Netherlands) (b)	1,603	37,825
Strabag S.E. (Austria)	1,541	64,344
Sulzer A.G. (Switzerland)	3,786	621,217
Takeuchi Manufacturing Co., Ltd. (Japan)	5,800	180,498
TOA Corp. (Japan) (a)	20,156	138,687
Toenec Corp. (Japan)	23,130	149,795
Tsubakimoto Chain Co. (Japan)	11,406	150,414
Wakita & Co., Ltd. (Japan)	8,600	104,282
Yamazen Corp. (Japan)	53,900	512,646
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	323,700	617,842
Yurtec Corp. (Japan)	16,290	175,669
		12,435,455
Commercial & Professional Services - 1.6%
Bilfinger S.E. (Germany)	6,460	349,010
McMillan Shakespeare, Ltd. (Australia)	33,348	352,594
Okamura Corp. (Japan)	6,952	96,513

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 23.4% (Continued)
Commercial & Professional Services - 1.6% (Continued)
UT Group Co., Ltd. (Japan)	20,300	$392,101
		1,190,218
Transportation - 5.5%
Air New Zealand, Ltd. (New Zealand)	108,027	36,375
Aurizon Holdings, Ltd. (Australia)	15,944	38,792
easyJet PLC (United Kingdom)	52,448	365,275
Finnair OYJ (Finland) (a)	15,690	44,583
FirstGroup PLC (United Kingdom)	209,265	408,766
Flughafen Zurich A.G. (Switzerland) (a)	177	42,583
Hoegh Autoliners A.S.A. (Norway) (b)	33,547	430,654
JET2 PLC (United Kingdom)	2,765	51,908
Koninklijke Heijmans N.V. (Netherlands)	1,274	36,828
Konoike Transport Co., Ltd. (Japan)	20,000	349,369
Maruzen Showa Unyu Co., Ltd. (Japan)	4,400	168,034
MPC Container Ships A.S.A. (Norway)	19,783	45,718
NS United Kaiun Kaisha, Ltd. (Japan)	5,300	168,007
Odfjell S.E. - A Shares (Norway)	16,237	218,199
Redde Northgate PLC (United Kingdom)	35,565	183,218
Sankyu, Inc. (Japan) (a)	5,900	199,259
Stolt-Nielsen, Ltd. (Norway)	10,946	404,567
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	620,449
ZIM Integrated Shipping Services, Ltd. (Israel)	15,500	397,730
		4,210,314
Information Technology - 9.2%
Semiconductors & Semiconductor Equipment - 0.5%
Ferrotec Holdings Corp. (Japan)	17,100	278,036
RS Technologies Co., Ltd. (Japan)	3,345	84,675
		362,711
Software & Services - 4.0%
Computacenter PLC (United Kingdom)	8,180	270,699
Econocom Group S.A./N.V. (Belgium) (a)	29,440	65,561
Formula Systems (1985), Ltd. (Israel)	3,033	242,897
Indra Sistemas S.A. (Spain)	17,612	323,832
Iress, Ltd. (Australia) (a)	40,407	276,003
Kontron A.G. (Germany)	13,116	235,136

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Information Technology - 9.2% (Continued)
Software & Services - 4.0% (Continued)
NCC Group PLC (United Kingdom)	233,087	$555,334
Sinch A.B. (Sweden) (a) (b)	141,766	426,643
Sopra Steria Group (France)	2,205	463,774
TietoEVRY OYJ (Finland)	8,553	176,735
		3,036,614
Technology Hardware & Equipment - 4.7%
Alps Alpine Co., Ltd. (Japan)	25,900	281,411
Citizen Watch Co., Ltd. (Japan)	35,061	224,760
Codan, Ltd. (Australia)	26,667	296,502
Dexerials Corp. (Japan)	9,600	137,153
Horiba, Ltd. (Japan)	2,000	130,865
Ituran Location and Control, Ltd. (Israel)	6,700	177,818
Jeol, Ltd. (Japan)	5,600	219,388
Landis+Gyr Group A.G. (Switzerland) (a)	4,887	454,678
Maxell, Ltd. (Japan)	19,100	246,429
MCJ Co., Ltd. (Japan)	64,431	685,893
Nippon Signal Co., Ltd. (Japan)	4,305	28,772
PAX Global Technology, Ltd. (Hong Kong)	45,000	30,074
Quadient S.A. (France)	8,393	157,123
Siix Corp. (Japan)	13,100	101,275
SoftwareOne Holding A.G. (Switzerland) (a)	11,234	198,317
Wacom Co., Ltd. (Japan) (a)	45,700	218,417
		3,588,875
Materials - 9.3%
Materials - 9.3%
Billerud Aktiebolag (Sweden)	9,905	113,655
Daicel Corp. (Japan)	31,800	296,784
Fuji Seal International, Inc. (Japan)	15,100	267,605
Godo Steel, Ltd. (Japan)	8,100	234,167
Johnson Matthey PLC (United Kingdom)	2,068	42,174
Kemira OYJ (Finland)	2,984	74,492
Kobe Steel, Ltd. (Japan)	68,600	822,145
Kyoei Steel, Ltd. (Japan)	5,439	66,069
Mitsui Mining & Smelting Co., Ltd. (Japan) (a)	5,800	198,520
Mount Gibson Iron, Ltd. (Australia) (a)	447,943	103,566

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Materials - 9.3% (Continued)
Materials - 9.3% (Continued)
Nippon Light Metal Holdings Co., Ltd. (Japan) (a)	23,700	$270,433
Pan African Resources PLC (United Kingdom)	1,058,153	448,472
Perseus Mining, Ltd. (Australia)	279,207	499,120
Ramelius Resources, Ltd. (Australia)	97,981	147,554
Resolute Mining, Ltd. (Australia) (a)	1,398,678	710,981
Sakata INX Corp. (Japan) (a)	23,400	264,403
Semapa-Sociedade de Investimento e Gestao (Portugal)	12,501	200,781
Solvay S.A. (Belgium)	19,615	768,639
SSAB A.B. - B Shares (Sweden)	19,716	100,960
Taiheiyo Cement Corp. (Japan)	10,500	247,440
Tokuyama Corp. (Japan)	9,000	182,161
Vetropack Holding A.G. (Switzerland)	3,827	143,801
Vicat S.A.C.A. (France)	15,851	623,719
Yamato Kogyo Co., Ltd. (Japan)	2,100	105,361
Yodogawa Steel Works, Ltd. (Japan) (a)	3,900	153,074
		7,086,076
Real Estate - 10.7%
Equity Real Estate Investment Trusts (REITs) - 7.1%
British Land Co. PLC (The) (United Kingdom)	90,857	529,174
Carmila S.A. (France)	14,060	279,542
Centuria Capital Group (Australia)	177,797	255,488
Charter Hall Group (Australia)	22,958	252,323
Cromwell European Real Estate Investment Trust (Singapore)	212,389	379,804
Eagle Hospitality Trust (Singapore) (a)(d)	1,204,600	0
Growthpoint Properties Australia, Ltd. (Australia)	169,648	312,218
Impact Healthcare REIT PLC (United Kingdom)	250,397	309,238
Industrial & Infrastructure Fund Investment Corp. REIT (Japan)	69	57,496
Invincible Investment Corp. (Japan)	1,473	637,952
Japan Hotel REIT Investment Corp. (Japan)	202	100,694
Japan Metropolitan Fund Investment (Japan)	257	172,530
KDX Realty Investment Corp. (Japan)	437	460,456
Kiwi Property Group, Ltd. (New Zealand)	69,913	40,978
LondonMetric Property PLC (United Kingdom)	30,821	84,741
Mercialys S.A. (France)	10,723	144,718
Prime US REIT (Singapore)	866,910	162,514

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Real Estate - 10.7% (Continued)
Equity Real Estate Investment Trusts (REITs) - 7.1% (Continued)
Sasseur Real Estate Investment Trust (Singapore)	319,337	$178,902
Star Asia Investment Corp. (Japan)	850	315,380
Supermarket Income Reit PLC (United Kingdom)	57,250	57,422
Takara Leben Real Estate Investment Corp. (Japan)	433	265,891
Target Healthcare REIT PLC (United Kingdom)	167,416	201,168
Wereldhave N.V. (Netherlands)	14,526	240,728
		5,439,357
Real Estate Management & Development - 3.6%
Aedas Homes S.A. (Spain) (b)	1,990	56,613
Blue Square Real Estate, Ltd. (Israel)	1,946	152,280
Cibus Nordic Real Estate A.B. (Sweden)	7,589	131,735
Citycon OYJ (Finland) (a)	48,239	223,637
Instone Real Estate Group S.E. (Germany) (b)	22,168	235,972
Isras Investment Co., Ltd. (Israel)	1,695	336,527
Leopalace21 Corp. (Japan) (a)	40,800	171,071
Mapletree Pan Asia Commercial Trust (Singapore) (b)	32,600	37,432
Pandox A.B. (Sweden)	9,714	194,189
Sagax A.B. - D Shares (Sweden)	151,342	496,443
Samhallsbyggnadsbolaget i Norden A.B. (Sweden)	341,183	246,876
Sun Frontier Fudousan Co., Ltd. (Japan)	21,700	267,319
Tokyu Fudosan Holdings Corp. (Japan)	25,300	176,029
		2,726,123
Utilities - 2.7%
Utilities - 2.7%
A2A S.p.A. (Italy)	189,093	436,921
ACEA S.p.A. (Italy)	6,971	136,455
AGL Energy, Ltd. (Australia)	5,553	45,375
Contact Energy, Ltd. (New Zealand)	48,496	251,723
Drax Group PLC (United Kingdom)	43,399	373,665
Rubis SCA (France) (a)	10,544	288,143
Toho Gas Co., Ltd. (Japan) (a)	13,700	379,877

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Utilities - 2.7% (Continued)
Utilities - 2.7% (Continued)
Tohoku Electric Power Co., Inc. (Japan)	17,400	$166,754
		2,078,913

Total Common Stocks (Cost $61,761,128)		$74,638,840

PREFERRED STOCKS - 0.4%	Shares	Value
Health Care - 0.4%
Health Care Equipment & Services - 0.4%
Draegerwerk A.G. & Co. KGaA (Germany) (Cost $330,879)	6,468	$337,951

Investments at Value - 98.5% (Cost $62,092,007)		$74,976,791

Other Assets in Excess of Liabilities - 1.5%		1,137,837

Net Assets - 100.0%		$76,114,628

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $3,764,052, which represents 4.9% of net assets as of September 30, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2024 (Unaudited)

Country	Value	% of Net Assets
Japan	$27,004,114	35.5%
United Kingdom	11,404,215	15.0%
Australia	6,984,970	9.2%
Sweden	4,061,115	5.3%
Switzerland	2,893,380	3.8%
France	2,681,221	3.5%
Italy	2,554,550	3.3%
Germany	2,439,852	3.2%
Norway	2,166,279	2.8%
Israel	2,113,494	2.8%
Singapore	1,877,557	2.5%
Denmark	1,677,307	2.2%
Belgium	1,430,160	1.9%
Netherlands	1,301,774	1.7%
Hong Kong	1,116,661	1.5%
Spain	1,112,320	1.4%
Austria	822,414	1.1%
Finland	519,447	0.7%
New Zealand	365,790	0.5%
Portugal	281,854	0.4%
Ireland	168,317	0.2%
Total Investments	$74,976,791	98.5%
Other Assets in Excess of Liabilities	1,137,837	1.5%
Net Assets	$76,114,628	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 3.9%
Media & Entertainment - 0.6%
GungHo Online Entertainment, Inc. (Japan)	100	$2,151
ITV PLC (United Kingdom)	1,457	1,565
MIXI, Inc. (Japan) (a)	100	1,931
SKY Perfect JSAT Holdings, Inc. (Japan)	442	2,766
Television Francaise 1 S.A. (France)	681	6,051
TV Asahi Holdings Corp. (Japan)	100	1,394
Verve Group S.E. (Sweden) (a)	344	1,375
		17,233
Telecommunication Services - 3.3%
BT Group PLC (United Kingdom)	6,245	12,378
Deutsche Telekom A.G. (Germany)	221	6,493
KDDI Corp. (Japan)	984	31,525
Nippon Telegraph & Telephone Corp. (Japan)	4,576	4,691
Orange S.A. (France)	837	9,589
Proximus S.A.D.P. (Belgium)	383	2,985
StarHub, Ltd. (Singapore)	2,600	2,488
Telekom Austria A.G. (Austria)	153	1,499
Telenor A.S.A. (Norway)	551	7,050
Telstra Group, Ltd. (Australia)	3,725	9,971
		88,669
Consumer Discretionary - 10.1%
Automobiles & Components - 4.9%
Bayerische Motoren Werke A.G. (Germany)	121	10,704
FCC Co., Ltd. (Japan)	100	1,675
Honda Motor Co., Ltd. (Japan)	3,243	34,623
Mazda Motor Corp. (Japan)	1,369	10,460
Mitsubishi Motors Corp. (Japan)	500	1,360
NHK Spring Co., Ltd. (Japan)	100	1,280
Niterra Co., Ltd. (Japan)	100	2,817
Renault S.A. (France)	224	9,741
SAF-Holland S.E. (Germany)	345	6,430
Stellantis N.V. (Italy)	809	11,206
Subaru Corp. (Japan)	1,262	22,326
Sumitomo Riko Co., Ltd. (Japan)	200	2,052

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Discretionary - 10.1% (Continued)
Automobiles & Components - 4.9% (Continued)
TI Fluid Systems PLC (United Kingdom) (b)	1,036	$2,280
Toyoda Gosei Co., Ltd. (Japan)	54	933
Toyota Motor Corp. (Japan)	99	1,779
Volkswagon A.G. (Germany)	117	13,096
		132,762
Consumer Discretionary Distribution & Retail - 2.5%
AOKI Holdings, Inc. (Japan)	400	3,350
CECONOMY A.G. (Germany) (a)	469	1,709
Currys PLC (United Kingdom) (a)	9,004	10,768
Delek Automotive Systems, Ltd. (Israel)	14	81
IDOM, Inc. (Japan)	200	1,517
Industria de Diseno Textil S.A. (Spain)	199	11,789
JD Sports Fashion PLC (United Kingdom)	4,796	9,889
MEKO A.B. (Sweden) (a)	100	1,389
Prosus N.V. (Netherlands) (a)	290	12,677
Super Retail Group, Ltd. (Australia)	1,094	13,704
		66,873
Consumer Durables & Apparel - 1.9%
Cairn Homes PLC (Ireland)	640	1,401
Cie Financiere Richemont S.A. (Switzerland)	57	9,052
Crystal International Group, Ltd. (Hong Kong) (b)	3,500	1,709
Hermes International (France)	2	4,926
Kering S.A. (France)	1	288
LVMH Moet Hennessy Louis Vuitton S.E. (France)	8	6,137
Panasonic Holdings Corp. (Japan)	156	1,370
Sankyo Co., Ltd. (Japan)	935	13,781
Swatch Group A.G. (The) (Switzerland)	209	8,958
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	2,500	4,740
		52,362
Consumer Services - 0.8%
Betsson A.B. (Sweden) (a)	520	6,380
Cie des Alpes (France)	524	8,292
G8 Education, Ltd. (Australia)	6,721	6,576
Me Group International PLC (United Kingdom)	620	1,611
		22,859

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 8.3%
Consumer Staples Distribution & Retail - 2.7%
Carrefour S.A. (France)	987	$16,835
Coles Group, Ltd. (Australia)	101	1,259
Colruyt Group N.V. (Belgium)	34	1,583
Koninklijke Ahold Delhaize N.V. (Netherlands)	267	9,225
Life Corp. (Japan)	96	2,435
Marks & Spencer Group PLC (United Kingdom)	711	3,548
Olam Group, Ltd. (Singapore)	1,700	1,482
Sonae SGPS S.A. (Portugal)	3,258	3,443
Tesco PLC (United Kingdom)	6,397	30,715
Valor Holdings Co., Ltd. (Japan) (a)	100	1,540
		72,065
Food, Beverage & Tobacco - 5.0%
Agrana Beteiligungs A.G. (Austria)	113	1,381
Austevoll Seafood A.S.A. (Norway)	179	1,640
Bakkavor Group PLC (United Kingdom) (b)	2,001	4,200
British American Tobacco PLC (United Kingdom)	533	19,433
Bumitama Agri, Ltd. (Singapore)	4,712	2,750
Danone S.A. (France)	88	6,412
Ebro Foods S.A. (Spain)	174	3,088
Imperial Brands PLC (United Kingdom)	250	7,269
Inghams Group, Ltd. (Australia)	1,115	2,268
Japan Tobacco, Inc. (Japan)	457	13,326
Megmilk Snow Brand Co., Ltd. (Japan)	255	4,806
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	137	3,218
Nestle S.A. (Switzerland)	281	28,240
Nippn Corp. (Japan)	164	2,542
Nisshin Oillio Group, Ltd. (The) (Japan)	114	4,201
Olvi PLC - A (Finland)	43	1,412
Savencia S.A. (France)	28	1,621
Societe LDC SADIR (France) (a)	122	9,646
UIE PLC (Denmark)	235	9,652
WH Group, Ltd. 144A (Hong Kong) (c)	10,500	8,270
Yamazaki Baking Co., Ltd. (Japan) (a)	100	1,981
		137,356

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 8.3% (Continued)
Household & Personal Products - 0.6%
Essity A.B. - Class B (Sweden)	223	$6,959
Henkel A.G. & Co. KGaA (Germany)	49	4,167
L’Oreal S.A. (France)	12	5,384
		16,510
Energy - 3.8%
Energy - 3.8%
Aker BP ASA (Norway)	258	5,522
d’Amico International Shipping S.A. (Italy)	166	1,057
Esso S.A. Francaise (France)	18	2,363
Etablissements Maurel et Prom S.A. (France)	430	2,266
Idemitsu Kosan Co., Ltd. (Japan)	425	3,082
Inpex Corp. (Japan)	478	6,472
Japan Petroleum Exploration Co., Ltd. (Japan)	165	1,206
Oil Refineries, Ltd. (Israel)	2,680	692
OMV A.G. (Austria)	307	13,137
Repsol S.A. (Spain)	1,038	13,694
Shell PLC (United Kingdom)	1,429	46,361
United Energy Group, Ltd. (Hong Kong)	28,000	1,383
Yancoal Australia, Ltd. (Australia)	1,516	6,418
		103,653
Financials - 20.3%
Banks - 12.4%
77 Bank, Ltd. (The) (Japan)	100	2,748
ABN AMRO Bank N.V. (Netherlands) (b)	732	13,232
AIB Group PLC (Ireland)	219	1,255
Aichi Financial Group, Inc. (Japan)	100	1,658
ANZ Group Holdings, Ltd. (Australia)	1,040	21,859
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	2,287	24,712
Banco de Sabadell S.A. (Spain)	3,515	7,467
Bank of Cyprus Holding PLC (United Kingdom) (a)	927	4,789
Bank of Georgia Group PLC (United Kingdom)	117	5,749
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (b)	37,333	12,671
Barclays PLC (United Kingdom)	2,468	7,415
BNP Paribas S.A. (France)	326	22,377
BPER Banca (Italy)	3,726	20,999

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 20.3% (Continued)
Banks - 12.4% (Continued)
Credit Agricole S.A. (France)	1,816	$27,780
Dah Sing Financial Holdings, Ltd. (Hong Kong)	1,600	5,089
Danske Bank A/S (Denmark)	941	28,307
HSBC Holdings PLC (United Kingdom)	2,772	24,868
Juroku Financial Group, Inc. (Japan)	56	1,553
Mizuho Financial Group, Inc. (Japan)	901	18,624
NatWest Group PLC (United Kingdom)	6,018	27,860
Nordea Bank Abp (Sweden)	1,459	17,218
Norion Bank A.B. (Sweden) (a)	1,848	7,544
Oversea-Chinese Banking Corp., Ltd. (Singapore)	131	1,534
Senshu Ikeda Holdings, Inc. (Japan)	700	1,600
Sydbank A/S (Denmark)	66	3,249
UniCredit S.p.A. (Italy)	201	8,827
United Overseas Bank, Ltd. (Singapore)	600	14,978
Vestjysk Bank A/S (Denmark)	4,964	3,129
		339,091
Financial Services - 3.3%
Deutsche Bank A.G. (Germany)	1,877	32,503
Helia Group, Ltd. (Australia)	4,687	13,090
Insignia Financial, Ltd. (Australia)	2,012	3,629
Liberty Financial Group, Ltd. (Australia)	1,424	3,446
Magellan Financial Group, Ltd. (Australia)	1,058	7,299
Mutares S.E. & Co. KGaA (Germany)	197	4,610
NOMURA Holdings, Inc. (Japan)	3,600	18,789
Regal Partners, Ltd. (Australia)	2,530	6,315
		89,681
Insurance - 4.6%
Ageas S.A./N.V. (Belgium)	242	12,917
Dai-ichi Life Holdings, Inc. (Japan)	300	7,784
Lancashire Holdings, Ltd. (United Kingdom)	1,422	13,061
MS&AD Insurance Group Holdings, Inc. (Japan)	1,393	32,741
NN Group N.V. (Netherlands)	179	8,934
QBE Insurance Group, Ltd. (Australia)	1,623	18,534
Swiss Re A.G. (Switzerland)	168	23,249
Tokio Marine Holdings, Inc. (Japan)	200	7,375

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 20.3% (Continued)
Insurance - 4.6% (Continued)
Vienna Insurance Group A.G. (Austria)	50	$1,662
		126,257
Health Care - 13.4%
Health Care Equipment & Services - 2.2%
Ansell, Ltd. (Australia)	367	8,052
Fresenius Medical Care A.G. (Germany)	337	14,324
Koninklijke Philips N.V. (Netherlands)	825	27,056
Paul Hartmann A.G. (Germany)	11	2,413
Sonic Healthcare, Ltd. (Australia)	147	2,765
Terveystalo Oyj (Finland) (a) (b)	423	4,587
		59,197
Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
AstraZeneca PLC (United Kingdom)	71	11,061
COSMO Pharmaceuticals N.V. (Switzerland)	149	13,222
CSL, Ltd. (Australia)	19	3,754
Faes Farma, S.A. (Spain)	704	2,912
GSK PLC (United Kingdom)	2,006	40,845
H Lundbeck A/S (Denmark)	972	6,286
Novartis A.G. (Switzerland)	479	55,157
Novo Nordisk A/S - Class B (Denmark)	297	35,232
Roche Holding A.G. (Switzerland)	118	37,764
Roche Holding A.G. (Switzerland)	14	4,793
Sandoz Group A.G. (Switzerland)	436	18,171
Sanofi S.A. (France)	189	21,768
Sawai Group Holdings Co., Ltd. (Japan)	900	12,858
Shionogi & Co., Ltd. (Japan)	1,200	17,201
Takeda Pharmaceutical Co., Ltd. (Japan)	100	2,881
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (a)	462	8,325
Tsumura & Co. (Japan)	400	12,633
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	2,000	2,575
		307,438
Industrials - 16.8%
Capital Goods - 12.4%
ABB, Ltd. (Switzerland)	105	6,092

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Capital Goods - 12.4% (Continued)
ACS Actividades de Construccion y Servicios S.A. (Spain)	28	$1,293
AerCap Holdings N.V. (Netherlands)	100	9,472
Bunka Shutter Co., Ltd. (Japan) (a)	200	2,529
Cie de Saint-Gobain S.A. (France)	284	25,909
Daimler Truck Holding A.G. (Germany)	397	14,910
Danieli & C Officine Meccaniche S.p.A. (Italy)	41	1,277
Deutz A.G. (Germany)	572	2,871
Eiffage S.A. (France)	162	15,648
Elecnor S.A. (Spain)	172	3,622
Forbo Holding A.G. - Registered Shares (Switzerland)	3	3,124
Fugro N.V. (Netherlands)	280	6,382
GS Yuasa Corp. (Japan)	100	2,000
Hitachi Construction Machinery Co., Ltd. (Japan)	127	3,113
Indus Holding A.G. (Germany)	176	4,388
Iveco Group N.V. (Italy)	302	3,041
Keller Group PLC (United Kingdom)	709	15,318
Kier Group PLC (United Kingdom)	2,270	4,201
Kitz Corp. (Japan)	275	2,004
Komatsu, Ltd. (Japan)	983	27,519
Koninklijke BAM Groep N.V. (Netherlands)	1,871	8,768
KSB S.E. & Co. KGaA (Germany)	6	4,409
Manitou BF S.A. (France)	557	11,563
Meidensha Corp. (Japan)	200	4,686
Mitani Corp. (Japan)	300	3,446
Mitsui & Co., Ltd. (Japan)	100	2,236
Mitsui E&S Co., Ltd. (Japan) (a)	200	1,610
NCC A.B. - B Shares (Sweden)	732	12,244
NGK Insulators, Ltd. (Japan)	300	3,946
Noritake Co., Ltd./Nagoya Japan (Japan)	114	3,126
NRW Holdings Ltd. (Australia)	3,590	8,846
NWS Holdings, Ltd. (Hong Kong)	2,000	2,059
OC Oerlikon Corp. A.G. (Switzerland)	564	3,051
Per Aarsleff Holding A/S (Denmark)	53	3,198
Rolls-Royce Holdings PLC (United Kingdom) (a)	488	3,454
Shibaura Machine Co., Ltd. (Japan)	123	3,417

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Capital Goods - 12.4% (Continued)
Skanska A.B. - B Shares (Sweden)	67	$1,397
SKF A.B. - B Shares (Sweden)	70	1,394
Strabag S.E. (Austria)	24	1,002
Sulzer A.G. (Switzerland)	15	2,461
Sumitomo Corp. (Japan)	300	6,737
Takeuchi Manufacturing Co., Ltd. (Japan)	100	3,112
Toyota Tsusho Corp. (Japan)	825	15,084
Traton S.E. (Germany)	838	27,512
Tsubakimoto Chain Co. (Japan)	300	3,956
Volvo A.B. - A Shares (Sweden)	208	5,555
Volvo A.B. - B Shares (Sweden)	1,195	31,614
Yamazen Corp. (Japan)	200	1,902
Yurtec Corp. (Japan)	300	3,235
		339,733
Commercial & Professional Services - 0.6%
Bilfinger S.E. (Germany)	48	2,593
Brambles, Ltd. (Australia)	223	2,927
McMillan Shakespeare, Ltd. (Australia)	468	4,948
Teleperformance S.E. (France)	27	2,794
UT Group Co., Ltd. (Japan)	100	1,932
		15,194
Transportation - 3.8%
Cathay Pacific Airways, Ltd. (Hong Kong)	3,000	3,210
FirstGroup PLC (United Kingdom)	4,406	8,606
Hoegh Autoliners A.S.A. (Norway) (b)	108	1,386
International Consolidated Airlines Group S.A. (United Kingdom)	4,225	11,606
Kawasaki Kisen Kaisha, Ltd. (Japan)	700	10,913
Konoike Transport Co., Ltd. (Japan)	200	3,494
Mitsui OSK Lines, Ltd. (Japan)	552	19,111
MPC Container Ships A.S.A. (Norway)	1,151	2,660
Nippon Yusen KK (Japan)	400	14,693
NS United Kaiun Kaisha, Ltd. (Japan)	100	3,170
Odfjell S.E. - A Shares (Norway)	74	994
Singapore Airlines, Ltd. (Singapore)	2,100	11,086

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Transportation - 3.8% (Continued)
Stolt-Nielsen, Ltd. (Norway)	27	$998
Wallenius Wilhelmsen A.S.A. (Norway)	178	2,087
Wilh Wilhelmsen Holding A.S.A. (Norway)	35	1,501
Zigup PLC (United Kingdom)	1,436	7,398
		102,913
Information Technology - 8.6%
Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding N.V. (Netherlands)	36	29,955
Elmos Semiconductor S.E. (Germany)	65	4,806
Ferrotec Holdings Corp. (Japan)	200	3,252
Infineon Technologies A.G. (Germany)	145	5,092
Renesas Electronics Corp. (Japan)	352	5,109
SCREEN Holdings Co., Ltd. (Japan)	100	7,032
		55,246
Software & Services - 2.4%
Capgemeni S.E. (France)	69	14,901
Computacenter PLC (United Kingdom)	122	4,037
Dassault Systemes S.A. (France)	67	2,662
Econocom Group S.A./N.V. (Belgium) (a)	2,137	4,759
GB Group PLC (United Kingdom)	511	2,125
IRESS, Ltd. (Australia) (a)	879	6,004
Kontron A.G. (Germany)	327	5,862
Nice, Ltd. (Israel) (a)	85	14,777
SAP S.E. (Germany)	44	10,067
		65,194
Technology Hardware & Equipment - 4.2%
Alps Alpine Co., Ltd. (Japan)	400	4,346
Brother Industries, Ltd. (Japan)	100	1,961
Canon, Inc. (Japan)	1,062	34,977
Dexerials Corp. (Japan)	300	4,286
Horiba, Ltd. (Japan)	52	3,402
Jeol, Ltd. (Japan)	100	3,918
Landis+Gyr Group A.G. (Switzerland) (a)	29	2,698
Logitech International S.A. (Switzerland)	132	11,823
MCJ Co., Ltd. (Japan)	501	5,333

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Information Technology - 8.6% (Continued)
Technology Hardware & Equipment - 4.2% (Continued)
Murata Manufacturing Co., Ltd. (Japan)	100	$1,979
Nippon Electric Glass Co., Ltd. (Japan) (a)	100	2,352
Nokia OYJ (Finland)	7,992	34,904
PAX Global Technology, Ltd. (Hong Kong)	2,000	1,337
Quadient S.A. (France)	115	2,153
		115,469
Materials - 6.2%
Materials - 6.2%
Billerud Aktiebolag A.B. (Sweden)	339	3,890
Caltagirone S.p.A. (Italy)	234	1,574
Daicel Corp. (Japan)	297	2,772
Eramet S.A. (France)	15	1,185
Evonik Industries A.G. (Germany)	119	2,787
Evraz PLC (United Kingdom) (a)	354	0
Fortescue, Ltd. (Australia)	2,128	30,018
Heidelberg Materials A.G. (Germany)	258	28,114
Holcim A.G. (Switzerland) (a)	209	20,469
Kaneka Corp. (Japan) (a)	100	2,737
Kobe Steel, Ltd. (Japan)	231	2,768
Norsk Hydro A.S.A. (Norway)	706	4,561
Pan African Resources PLC (United Kingdom)	3,056	1,295
Perseus Mining, Ltd. (Australia)	3,064	5,477
Ramelius Resources, Ltd. (Australia)	3,698	5,569
Resolute Mining, Ltd. (Australia) (a)	12,756	6,484
Rio Tinto PLC (United Kingdom)	342	24,278
Semapa-Sociedade de Investimento e Gestao (Portugal)	220	3,533
Solvay S.A. (Belgium)	134	5,251
Taiheiyo Cement Corp. (Japan)	100	2,357
Titan Cement International S.A. (Belgium)	152	5,985
Tokuyama Corp. (Japan)	100	2,024
Vicat S.A.C.A. (France)	132	5,194
		168,322
Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
British Land Co. PLC (The) (United Kingdom)	287	1,672

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Real Estate - 2.7% (Continued)
Equity Real Estate Investment Trusts (REITs) - 1.3% (Continued)
Cromwell European Real Estate Investment Trust (Singapore)	1,420	$2,539
Globalworth Real Estate Investments, Ltd. (United Kingdom)	709	1,918
Growthpoint Properties Australia, Ltd. (Australia)	2,978	5,481
Invincible Investment Corp. (Japan)	5	2,166
KDX Realty Investment Corp. (Japan)	2	2,107
Mitsubishi Estate Logistics REIT Investment Corp. (Japan) (a)	1	2,573
OUE Commercial REIT (Singapore)	6,800	1,692
Scentre Group (Australia)	520	1,307
Star Asia Investment Corp. (Japan)	6	2,226
Unibail-Rodamco-Westfield (France)	140	12,265
		35,946
Real Estate Management & Development - 1.4%
Bassac S.A. (France)	37	1,858
Citycon OYJ (Finland) (a)	353	1,636
CK Asset Holdings, Ltd. (Hong Kong)	2,351	10,236
FastPartner A.B. (Sweden) (a)	221	1,802
Hang Lung Group, Ltd. (Hong Kong)	2,000	2,690
Hiag Immobilien Holding A.G. (Switzerland) (a)	42	4,119
Ho Bee Land, Ltd. (Singapore)	1,100	1,652
Isras Investment Co., Ltd. (Israel)	2	397
Kerry Properties, Ltd. (Hong Kong)	1,000	2,112
OUE, Ltd. (Singapore)	1,800	1,513
Pandox A.B. (Sweden)	80	1,599
Samhallsbyggnadsbolaget i Norden A.B. (Sweden)	2,471	1,788
Tokyu Fudosan Holdings Corp. (Japan)	300	2,087
Tosei Corp. (Japan)	300	4,831
		38,320
Utilities - 3.5%
Utilities - 3.5%
A2A S.p.A. (Italy)	621	1,435
Centrica PLC (United Kingdom)	10,363	16,210
Drax Group PLC (United Kingdom)	214	1,842
Edison S.p.A. (Italy)	3,279	5,769
Enel S.p.A. (Italy)	3,236	25,856
Engie S.A. (France)	1,484	25,669

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Utilities - 3.5% (Continued)
Utilities - 3.5% (Continued)
Genesis Energy, Ltd. (New Zealand)	1,117	$1,497
Kansai Electric Power Co., Inc. (The) (Japan)	800	13,258
Rubis SCA (France) (a)	75	2,050
Vector, Ltd. (New Zealand)	663	1,596
		95,182

Total Common Stocks (Cost $2,463,835)		$2,663,525

PREFERRED STOCKS - 0.6%	Shares	Value
Consumer Discretionary - 0.5%
Automobiles & Components - 0.5%
Volkswagon A.G. (Germany)	126	$13,387

Health Care - 0.1%
Health Care Equipment & Services - 0.1%
Draegerwerk AG & Co. KGaA (Germany)	50	2,612

Total Preferred Stocks (Cost $19,693)		$15,999

Investments at Value - 98.2% (Cost $2,483,528)		$2,679,524

Other Assets in Excess of Liabilities - 1.8%		49,664

Net Assets - 100.0%		$2,729,188

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $40,065, which represents 1.5% of net assets as of September 30, 2024.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser of the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
Country Breakdown
September 30, 2024 (Unaudited)

Country	Value	% of Net Assets
Japan	$593,859	21.8%
United Kingdom	389,625	14.3%
France	285,327	10.4%
Switzerland	252,443	9.2%
Germany	225,859	8.3%
Australia	206,000	7.6%
Netherlands	125,701	4.6%
Sweden	102,148	3.7%
Denmark	89,053	3.3%
Italy	81,041	3.0%
Spain	68,577	2.5%
Hong Kong	58,081	2.1%
Finland	42,539	1.6%
Singapore	41,714	1.5%
Belgium	33,480	1.2%
Norway	28,399	1.0%
Israel	24,272	0.9%
Austria	18,681	0.7%
Portugal	6,976	0.3%
New Zealand	3,093	0.1%
Ireland	2,656	0.1%
Total Investments	$2,679,524	98.2%
Other Assets in Excess of Liabilities	49,664	1.8%
Net Assets	$2,729,188	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 4.2%
Media & Entertainment - 4.2%
Alphabet, Inc. - Class C	5,247	$877,246
Nintendo Co., Ltd. (Japan)	12,100	646,762
		1,524,008
Consumer Discretionary - 11.7%
Consumer Discretionary Distribution & Retail - 6.2%
Amazon.com, Inc. (a)	2,998	558,617
D’ieteren Group (Belgium)	3,305	700,039
Dollarama, Inc. (Canada)	5,705	584,460
O’Reilly Automotive, Inc. (a)	370	426,092
		2,269,208
Consumer Durables & Apparel - 1.5%
PulteGroup, Inc.	3,748	537,950

Consumer Services - 4.0%
Chipotle Mexican Grill, Inc. (a)	6,692	385,593
Compass Group PLC (United Kingdom)	19,520	625,823
InterContinental Hotels Group PLC (United Kingdom)	4,156	452,602
		1,464,018
Consumer Staples - 7.6%
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	564	499,997

Food, Beverage & Tobacco - 3.2%
Lotus Bakeries N.V. (Belgium)	53	711,413
Mondelez International, Inc. - Class A	6,421	473,035
		1,184,448
Household & Personal Products - 3.0%
Church & Dwight Co., Inc.	4,355	456,055
Unilever PLC (United Kingdom)	9,749	632,078
		1,088,133
Energy - 3.7%
Energy - 3.7%
Chevron Corp.	2,801	412,503
ConocoPhillips	3,605	379,535

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Energy - 3.7% (Continued)
Energy - 3.7% (Continued)
Suncor Energy, Inc. (Canada)	15,299	$564,839
		1,356,877
Financials - 14.5%
Banks - 4.0%
Intesa Sanpaolo S.p.A. (Italy)	120,859	517,506
JPMorgan Chase & Co.	4,453	938,960
		1,456,466
Financial Services - 4.4%
Partners Group Holding A.G. (Switzerland)	462	696,588
Visa, Inc. - Class A	3,307	909,259
		1,605,847
Insurance - 6.1%
Beazley PLC (United Kingdom)	69,554	710,318
Globe Life, Inc.	6,607	699,747
Reinsurance Group of America, Inc.	3,781	823,767
		2,233,832
Health Care - 12.9%
Health Care Equipment & Services - 6.0%
Alcon, Inc. (Switzerland)	4,667	467,027
McKesson Corp.	764	377,737
STERIS PLC (Ireland)	2,792	677,171
UnitedHealth Group, Inc.	1,141	667,120
		2,189,055
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Bachem Holding A.G. (Switzerland) (a)	4,673	393,963
Bio-Techne Corp.	6,145	491,170
Novo Nordisk A/S - Class B (Denmark)	6,097	723,261
Thermo Fisher Scientific, Inc.	649	401,452
Zoetis, Inc.	2,602	508,379
		2,518,225
Industrials - 14.2%
Capital Goods - 10.3%
Fluidra S.A. (Spain)	21,510	564,037
Parker-Hannifin Corp.	1,316	831,475
Quanta Services, Inc.	2,969	885,207

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 14.2% (Continued)
Capital Goods - 10.3% (Continued)
Safran S.A. (France)	2,768	$651,557
Schneider Electric S.E. (France)	3,169	835,607
		3,767,883
Commercial & Professional Services - 2.8%
Amentum Holdings, Inc. (a)	3,545	114,326
Jacobs Solutions, Inc.	3,545	464,041
Waste Connections, Inc. (Canada)	2,407	430,420
		1,008,787
Transportation - 1.1%
TFI International, Inc. (Canada)	2,988	409,027

Information Technology - 23.6%
Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding N.V. (Netherlands)	590	490,935
Marvell Technology, Inc.	12,219	881,234
Monolithic Power Systems, Inc.	772	713,714
		2,085,883
Software & Services - 14.1%
Adobe, Inc. (a)	991	513,120
Constellation Software, Inc. (Canada)	284	920,984
Fair Isaac Corp. (a)	345	670,514
Microsoft Corp.	3,379	1,453,984
Palo Alto Networks, Inc. (a)	1,816	620,709
ServiceNow, Inc. (a)	1,086	971,308
		5,150,619
Technology Hardware & Equipment - 3.8%
Apple, Inc.	3,742	871,886
Motorola Solutions, Inc.	1,206	542,254
		1,414,140
Materials - 2.7%
Materials - 2.7%
ATI, Inc. (a)	5,888	393,966
Linde PLC (United Kingdom)	1,230	586,538
		980,504

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Boardwalk Real Estate Investment Trust (Canada)	6,693	$423,958

Real Estate Management & Development - 1.3%
CBRE Group, Inc. - Class A (a)	3,812	474,518

Total Common Stocks (Cost $22,949,324)		$35,643,383

WARRANTS - 0.0% (b)	Shares	Value
Information Technology - 0.0% (b)
Software & Services - 0.0% (b)
Constellation Software, Inc. (Canada) (c) (Cost $0)	284	$0

Investments at Value - 97.5% (Cost $22,949,324)		$35,643,383

Other Assets in Excess of Liabilities - 2.5%		930,695

Net Assets - 100.0%		$36,574,078

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
September 30, 2024 (Unaudited)

Country	Value	% of Net Assets
United States	$21,226,470	58.0%
Canada	3,333,688	9.1%
United Kingdom	3,007,359	8.2%
Switzerland	1,557,578	4.3%
France	1,487,164	4.1%
Belgium	1,411,452	3.9%
Denmark	723,261	2.0%
Ireland	677,171	1.9%
Japan	646,762	1.8%
Spain	564,037	1.5%
Italy	517,506	1.4%
Netherlands	490,935	1.3%
Total Investments	$35,643,383	97.5%
Other Assets in Excess of Liabilities	930,695	2.5%
Net Assets	$36,574,078	100.0%

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 83.4%	Coupon	Maturity	Par Value	Value
Finance - 1.4%
Banking - 0.5%
Wells Fargo & Co.	3.000%	04/22/26	$85,000	$83,505

Real Estate Investment Trusts - 0.9%
Host Hotels & Resorts LP	4.500%	02/01/26	145,000	144,566

Industrial - 61.3%
Aerospace / Defense - 1.1%
Hexcel Corp.	4.200%	02/15/27	185,000	180,555

Automobile Manufacturing - 2.4%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	308,986
General Motors Financial Co., Inc.	5.000%	04/09/27	90,000	90,995
				399,981
Construction Machinery - 1.8%
CNH Industrial Capital LLC	5.450%	10/14/25	285,000	287,671

Diversified Manufacturing - 3.0%
Analog Devices, Inc., 144A (a)	3.450%	06/15/27	175,000	172,563
Keysight Technologies, Inc.	4.600%	04/06/27	310,000	312,007
				484,570
Electronics - 1.9%
Dell International LLC	6.020%	06/15/26	144,000	147,456
Intel Corp.	4.875%	02/10/26	165,000	165,826
				313,282
Food Processors - 4.0%
General Mills, Inc.	5.241%	11/18/25	340,000	340,101
Mondelez International, Inc.	2.625%	03/17/27	325,000	313,882
				653,983
Healthcare Facilities / Supplies - 5.6%
Agilent Technologies, Inc.	3.050%	09/22/26	341,000	332,859
HCA, Inc.	5.875%	02/15/26	340,000	343,567
Teleflex, Inc.	4.625%	11/15/27	235,000	231,735
				908,161

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 83.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 61.3% (Continued)
Independent Energy - 1.8%
Occidental Petroleum Corp.	5.500%	12/01/25	$295,000	$296,237

Information / Data Technology - 4.0%
Hewlett Packard Enterprise Co.	5.900%	10/01/24	350,000	350,001
Oracle Corp.	2.800%	04/01/27	310,000	300,146
				650,147
Media - Cable - 1.8%
CCO Holdings LLC, 144A (a)	5.125%	05/01/27	305,000	300,186

Midstream Energy - 3.9%
Boardwalk Pipelines LP	5.950%	06/01/26	295,000	300,360
Kinder Morgan, Inc.	4.300%	06/01/25	340,000	338,452
				638,812
Other Industrial - 1.4%
Quanta Services, Inc.	0.950%	10/01/24	235,000	235,000

Packaging - 2.3%
Crown Americas LLC	4.250%	09/30/26	180,000	177,155
Sonoco Products Co.	1.800%	02/01/25	200,000	197,677
				374,832
Paper & Forest Products - 2.5%
Georgia Pacific Corp.	7.250%	06/01/28	225,000	247,681
Weyerhaeuser Co.	8.500%	01/15/25	160,000	161,613
				409,294
Restaurants - 3.1%
Darden Restaurants, Inc.	4.350%	10/15/27	310,000	310,053
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (a)	4.750%	06/01/27	190,000	188,910
				498,963
Retail Stores - 7.0%
AutoNation, Inc.	3.800%	11/15/27	290,000	282,340
Bath & Body, Inc.	6.694%	01/15/27	78,000	80,550
Lowe’s Cos., Inc.	4.800%	04/01/26	310,000	312,480
O’Reilly Automotive, Inc.	3.550%	03/15/26	300,000	296,724

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 83.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 61.3% (Continued)
Retail Stores - 7.0% (continued)
QVC, Inc.	4.450%	02/15/25	$180,000	$178,881
				1,150,975
Services - 1.2%
Service Corp. International	7.500%	04/01/27	185,000	193,216

Supermarkets - 2.2%
Alimentation Couche-Tard, Inc., 144A (a)(b)	3.550%	07/26/27	240,000	234,891
Kroger Co.	3.700%	08/01/27	130,000	128,474
				363,365
Transportation Services - 4.7%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	235,349	224,839
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	296,275	295,953
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	259,121	254,333
				775,125
Wireless Telecommunications - 2.1%
Sprint Corp.	7.625%	03/01/26	330,000	340,874

Wireline Telecommunications - 3.5%
AT&T Inc.	5.125%	06/01/28	245,000	259,538
Verizon Communications, Inc.	4.125%	03/16/27	320,000	319,540
				579,078
Utility - 20.7%
Diversified Manufacturing - 2.0%
Amphenol Corp.	5.050%	04/05/27	310,000	317,277

Electric - 17.0%
Alliant Energy Finance LLC, 144A (a)	1.400%	03/15/26	189,000	179,845
Arizona Public Service	2.950%	09/15/27	190,000	183,076
DTE Energy Co.	3.800%	03/15/27	330,000	324,732
Duke Energy Florida LLC	3.200%	01/15/27	315,000	309,813
Nextera Energy Capital Holdings, Inc., Series K	6.051%	03/01/25	290,000	291,220
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	241,404

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 83.4% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 20.7% (Continued)
Electric - 17.0% (continued)
Pacific Gas & Electric Co.	2.950%	03/01/26	$310,000	$302,549
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	336,000	333,025
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	300,000	299,363
Wec Energy Group, Inc.	5.150%	10/01/27	305,000	313,060
				2,778,087
Other Utility - 1.7%
American Water Capital Corp.	3.400%	03/01/25	285,000	283,129

Total Corporate Bonds (Cost $13,487,298)				$13,640,871

MUNICIPAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
Arizona - 0.1%
North Texas Tollway Authority System, Series 2020-B (Cost $9,870)	1.020%	01/01/25	$10,000	$9,919

ASSET BACKED SECURITIES - 6.7%	Coupon	Maturity	Par Value	Value
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	$20,000	$19,900
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	380,000	385,515
DT Auto Owner Trust, Series 2023-1, Class D, 144A (a)	6.440%	11/15/28	100,000	102,204
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	79,354	80,619
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	6,000	5,990
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	8,000	7,953
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	225,565

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 6.7% (Continued)	Coupon	Maturity	Par Value	Value
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	$205,000	$204,819
Westlake Automobile Receivables Trust, Series 2021-3, Class D, 144A (a)	2.120%	01/15/27	72,000	70,589
Total Asset Backed Securities (Cost $1,078,774)				$1,103,154

U.S. TREASURY BONDS & NOTES - 10.3%	Coupon	Maturity	Par Value	Value
United States Treasury	4.625%	02/28/25	$425,000	$425,309
United States Treasury	3.125%	08/15/25	550,000	545,609
United States Treasury	4.625%	03/15/26	360,000	364,331
United States Treasury	4.250%	03/15/27	350,000	355,400
Total U.S. Treasury Bonds & Notes (Cost $1,676,646)				$1,690,649

Investments at Value - 100.5% (Cost $16,252,588)				$16,444,593

Liabilities in Excess of Other Assets - (0.5%)				(88,622)

Net Assets - 100.0%				$16,355,971

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 41.7%	Coupon	Maturity	Par Value	Value
Finance - 9.4%
Banking - 4.2%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$13,475,000	$11,690,956
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	4,100,000	3,603,581
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,752,469
PNC Financial Services Group, Inc. (b)	6.875%	10/20/34	5,185,000	5,936,716
Wells Fargo & Co. (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,525,728
				31,509,450
Broker/Asset Managers/Exchanges - 0.4%
FMR LLC, 144A (c)	6.450%	11/15/39	2,575,000	3,012,343

Mortgage Banking - 1.3%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	6.375%	06/15/25	6,349,000	6,346,744
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	9.750%	09/15/29	3,650,000	3,718,669
				10,065,413
Noncaptive Diversified Financial Companies - 0.8%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	3,004,514
GATX Corp.	3.500%	06/01/32	2,987,000	2,737,648
				5,742,162
Other Finance - 1.0%
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,311,738

Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,865,642
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,539,455
Vici Properties, Inc., 144A (c)	4.500%	01/15/28	4,000,000	3,945,854
				13,350,951
Industrial - 25.2%
Automobile Manufacturing - 1.0%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,997,710

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 25.2% (continued)
Automobile Manufacturing - 1.0% (continued)
Ford Motor Credit Co. LLC	3.375%	11/13/25	$5,500,000	$5,394,987
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	459,864
				7,852,561
Building Products - 2.2%
Allegion US Holding Co., Inc., B	3.550%	10/01/27	2,550,000	2,491,141
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,672,839
Masco Corp.	6.500%	08/15/32	6,205,000	6,828,288
Summit Materials LLC, 144A (c)	5.250%	01/15/29	1,750,000	1,730,698
				16,722,966
Chemicals - 0.7%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	5,300,000	5,274,488

Construction Machinery - 1.2%
Brunswick Corp.	2.400%	08/18/31	4,798,000	4,030,480
H&E Equipment Services, Inc., 144A (c)	3.875%	12/15/28	5,550,000	5,210,581
				9,241,061
Consumer Products - 1.2%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,767,134
Vista Outdoor, Inc., 144A (c)	4.500%	03/15/29	5,600,000	5,559,584
				9,326,718
Diversified Manufacturing - 0.9%
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	4,021,176
Vontier Corp.	2.400%	04/01/28	2,800,000	2,572,931
				6,594,107
Electronics - 0.4%
QORVO, Inc. (b)	1.750%	12/15/24	2,235,000	2,217,251
QORVO, Inc.	4.375%	10/15/29	775,000	750,867
				2,968,118
Environmental - 0.0% (d)
Clean Harbors, Inc., 144A (c)	6.375%	02/01/31	250,000	256,105

Healthcare Facilities / Supplies - 1.1%
HCA, Inc.	3.500%	09/01/30	4,250,000	4,005,096

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 25.2% (continued)
Healthcare Facilities / Supplies - 1.1% (continued)
Tenet Healthcare Corp.	6.125%	10/01/28	$4,108,000	$4,140,802
				8,145,898
Independent Energy - 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,914,404
Range Resources Corp., 144A (c)	8.250%	01/15/29	4,080,000	4,223,118
SM Energy Co.	6.500%	07/15/28	3,652,000	3,647,985
				14,785,507
Information Technology - 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,865,851

Lease / Rent - 1.3%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (c)	2.836%	01/15/50	10,000,000	9,928,007

Leisure / Entertainment - 0.5%
Cedar Fair LP/Canada’s Wonderland Co.	5.250%	07/15/29	4,000,000	3,930,160

Media - Cable - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	4,027,216
Cox Communications, Inc., 144A (c)	2.600%	06/15/31	5,325,000	4,585,588
Sirius XM Radio, Inc., 144A (c)	5.500%	07/01/29	3,000,000	2,930,778
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	4,480,000	3,433,209
				14,976,791
Media - Non-Cable - 0.2%
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,679,351

Midstream Energy - 1.6%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	6,309,000	7,496,275
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,462,954
				11,959,229
Other Industrial - 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,682,993

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 25.2% (continued)
Paper & Forest Products - 0.7%
West Fraser Timber Co., Ltd., 144A (c)	4.350%	10/15/24	$5,425,000	$5,422,682

Pharmaceuticals - 1.3%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	6,086,469
Teva Pharmaceuticals Finance	3.150%	10/01/26	4,000,000	3,844,827
				9,931,296
Retail Stores - 2.1%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,442,258
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	2,292,417
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,188,324
Lowe’s Cos., Inc.	5.625%	04/15/53	3,700,000	3,851,215
QVC, Inc., 144A (c)	6.875%	04/15/29	1,655,000	1,374,446
				16,148,660
Services - 1.4%
Block Financial LLC, B	3.875%	08/15/30	5,340,000	5,106,554
Rayonier LP	2.750%	05/17/31	6,000,000	5,235,190
				10,341,744
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	3,810,000	3,728,900

Transportation Services - 1.4%
FedEx Corp.	3.900%	02/01/35	3,345,000	3,114,982
FedEx Corp.	5.100%	01/15/44	4,000,000	3,897,692
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,815,261
				10,827,935
Vehicle Parts - 0.6%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,824,729

Utility - 7.1%
Electric - 7.1%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,906,686
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,616,915
NRG Energy, Inc., 144A (c)	5.250%	06/15/29	3,565,000	3,553,164
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	7,295,308
Peco Energy Co.	4.900%	06/15/33	3,954,000	4,056,833

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.7% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 7.1% (continued)
Electric - 7.1% (continued)
PG&E Corp.	5.000%	07/01/28	$4,866,000	$4,823,479
PG&E Corp.	5.250%	07/01/30	2,500,000	2,482,992
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	4,219,659
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	6,108,676
Vistra Operations Co. LLC, 144A (c)	5.000%	07/31/27	5,100,000	5,075,082
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,560,574
				53,699,368

Total Corporate Bonds (Cost $321,278,026)				316,107,282

MUNICIPAL BONDS - 3.0%	Coupon	Maturity	Par Value	Value
California - 0.8%
California Municipal Finance Authority, Series 2021 (b)(e)	3.637%	07/01/30	$6,815,000	$6,348,972

Nebraska - 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,846,379

New Hampshire - 0.7%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	5,092,504

Virginia - 1.0%
Virginia Small Business Financing Authority, Series 2017 (a)(b)(e)	6.500%	07/01/50	7,500,000	7,500,065

Total Municipal Bonds (Cost $24,414,487)				22,787,920

ASSET BACKED SECURITIES - 2.7%	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2023-1, 144A (c)	6.440%	11/15/28	$4,750,000	$4,854,691
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (c)	3.482%	06/16/25	10,800,000	10,678,842

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 2.7% (Continued)	Coupon	Maturity	Par Value	Value
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	$4,609,508	$4,494,406
Total Asset Backed Securities (Cost $20,162,784)				20,027,939

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 31.3%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 12.0%
Pool #735897	5.500%	10/01/35	$211,037	$217,637
Pool #888016	5.500%	05/01/36	347,649	360,204
Pool #889108	6.000%	02/01/38	202,991	213,562
Pool #889579	6.000%	05/01/38	332,346	350,118
Pool #995838	5.500%	05/01/39	255,914	263,494
Pool #AL3287, Series 2013	4.500%	09/01/41	757,180	765,838
Pool #MA1700, Series 2013	4.500%	12/01/43	692,660	694,601
Pool #MA1971	4.500%	06/01/44	109,794	110,102
Pool #MA2005	4.500%	08/01/44	261,048	261,780
Pool #CB3110	2.500%	03/01/47	1,055,559	917,765
Pool #CA5338	3.000%	03/01/50	7,803,205	7,082,156
Pool #MA4020	3.000%	05/01/50	4,794,438	4,378,867
Pool #CA5960	2.500%	06/01/50	7,613,602	6,691,446
Pool #MA4048	3.000%	06/01/50	4,659,367	4,252,277
Pool #CA8256	2.500%	08/01/50	7,802,659	6,736,735
Pool #MA4097	3.000%	08/01/50	4,644,018	4,235,728
Pool #FM6110	3.000%	09/01/50	4,505,232	4,128,182
Pool #MA4121	3.000%	09/01/50	3,504,792	3,193,762
Pool #FS0672	2.000%	01/01/51	4,713,177	3,932,049
Pool #BT0417	2.500%	06/01/51	3,516,694	3,064,191
Pool #MA4379	2.500%	07/01/51	3,863,313	3,357,045
Pool #MA4438	2.500%	10/01/51	4,922,331	4,271,332
Pool #MA4514	3.500%	01/01/52	1,600,497	1,499,689
Pool #MA4644	4.000%	05/01/52	11,408,653	10,972,586
Pool #MA4761	5.000%	09/01/52	6,938,517	6,948,382
Pool #MA5008	4.500%	05/01/53	3,123,724	3,071,706
Pool #MA5216	6.000%	12/01/53	5,742,133	5,869,852
Pool #MA5295	6.000%	03/01/54	2,928,143	2,992,675
				90,833,761

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 31.3% (Continued)	Coupon	Maturity	Par Value	Value
Freddie Mac Gold Pool - 0.2%
Pool #G08061	5.500%	06/01/35	$28,047	$29,092
Pool #A42128	5.500%	01/01/36	90,580	93,956
Pool #G02252	5.500%	07/01/36	263,161	272,971
Pool #G02386	6.000%	11/01/36	154,382	162,851
Pool #G03189	6.500%	09/01/37	312,222	322,549
Pool #G08607	4.500%	09/01/44	472,776	474,622
				1,356,041
Freddie Mac Non-Gold Pool - 12.5%
Pool #781958(H15T1Y + 225) (a)	6.375%	09/01/34	14,608	14,998
Pool #RA2650	3.000%	05/01/50	4,241,112	3,870,202
Pool #SD8092	3.000%	09/01/50	5,908,843	5,351,663
Pool #SD8129	2.500%	02/01/51	4,105,953	3,572,914
Pool #SD8151	2.500%	06/01/51	10,361,686	9,029,458
Pool #SD8194	2.500%	02/01/52	1,408,289	1,219,758
Pool #SD8196	3.500%	02/01/52	10,904,298	10,189,665
Pool #SD8202	3.500%	02/01/52	14,575,031	13,642,740
Pool #SD8201	3.000%	03/01/52	6,651,021	5,981,251
Pool #RA6910	3.500%	03/01/52	4,184,896	3,926,407
Pool #SD8215	4.000%	05/01/52	7,641,777	7,350,086
Pool #RA7554	4.000%	06/01/52	4,622,184	4,445,699
Pool #SD8231	4.500%	07/01/52	7,346,966	7,224,752
Pool #SD8238	4.500%	08/01/52	6,377,631	6,277,220
Pool #SD8246	5.000%	09/01/52	6,701,880	6,711,409
Pool #SD8277	5.500%	12/01/52	5,824,370	5,905,661
				94,713,883
Ginnie Mae II Pool - 6.6%
Pool #004496M	5.000%	07/20/39	208,491	214,226
Pool #MA7590M	3.000%	09/20/51	7,283,764	6,644,565
Pool #MA7769M	3.500%	12/20/51	4,533,715	4,266,596
Pool #MA8801M	5.500%	04/20/53	6,685,187	6,757,841
Pool #MA9543	6.500%	03/20/54	3,553,240	3,638,149
Pool #MA9544	7.000%	03/20/54	7,660,083	7,852,299
Pool #MA9607	6.500%	04/20/54	3,264,116	3,341,613
Pool #MA9608	7.000%	04/20/54	4,421,768	4,532,726
Pool #MA9671	7.000%	05/20/54	1,670,449	1,714,480

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 31.3% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae II Pool - 6.6% (continued)
Pool #MA9853M	6.500%	08/20/54	$2,923,332	$2,992,739
Pool #MA9908M	6.500%	09/20/54	7,605,000	7,790,314
				49,745,548

Total Mortgage-Backed Securities Passthrough (Cost $244,666,854)				236,649,233

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Par Value	Value
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $498,098)	6.000%	03/25/35	$501,176	$314,931

U.S. TREASURY BONDS & NOTES - 24.0%	Coupon	Maturity	Par Value	Value
United States Treasury	2.375%	05/15/27	$9,858,000	$9,558,794
United States Treasury	4.125%	07/31/28	14,493,000	14,774,368
United States Treasury	2.625%	02/15/29	15,710,000	15,105,533
United States Treasury	0.625%	08/15/30	18,810,000	15,851,834
United States Treasury	2.750%	08/15/32	11,613,000	10,851,804
United States Treasury	3.375%	05/15/33	22,020,000	21,408,429
United States Treasury	3.125%	11/15/41	25,090,000	22,171,328
United States Treasury	3.750%	08/15/41	18,000,000	17,353,828
United States Treasury	2.500%	02/15/45	18,675,000	14,273,244
United States Treasury	1.250%	05/15/50	38,915,000	20,825,606

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 24.0% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	2.875%	05/15/52	$25,050,000	$19,618,260
Total U.S. Treasury Bonds & Notes (Cost $184,262,317)				181,793,028

Investments at Value - 102.7% (Cost $795,282,566)				$777,680,333

Liabilities in Excess of Other Assets - (2.7%)				(20,403,691)

Net Assets - 100.0%				$757,276,642

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Percentage rounds to less than 0.1%.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $13,849,037, which represents 1.8% of net assets as of September 30, 2024.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 97.0%	Coupon	Maturity	Par Value	Value
Finance - 14.4%
Mortgage Banking - 3.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,972,299
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	9.750%	09/15/29	645,000	657,135
				2,629,434
Noncaptive Diversified Financial Companies - 1.4%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	1,000,599

Other Finance - 5.3%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,883,473
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,850,000	1,761,475
				3,644,948
Real Estate Investment Trusts - 3.9%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,569,886
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,171,000	1,155,149
				2,725,035
Industrial - 76.0%
Automobile Manufacturing - 3.4%
Ford Motor Co.	7.400%	11/01/46	600,000	673,311
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,684,769
				2,358,080
Building Products - 2.5%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	525,579
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,225,334
				1,750,913
Chemicals - 6.3%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	515,838
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	936,261
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,504,000	1,496,760
Olin Corp.	5.125%	09/15/27	806,000	801,362
Olin Corp.	5.000%	02/01/30	675,000	659,268
				4,409,489

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 76.0% (continued)
Construction Machinery - 5.1%
Brunswick Corp.	2.400%	08/18/31	$1,789,000	$1,502,820
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,371,650
United Rentals North America, Inc.	4.875%	01/15/28	675,000	670,003
				3,544,473
Consumer Products - 5.3%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	650,755
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	480,799
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	801,635
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,752,262
				3,685,451
Diversified Manufacturing - 5.9%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,567,671
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,432,000	1,381,224
Griffon Corp.	5.750%	03/01/28	1,165,000	1,150,333
				4,099,228
Electronics - 3.1%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	670,000	674,665
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,242,079
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	228,886
				2,145,630
Environmental - 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	898,574

Healthcare Facilities / Supplies - 3.2%
Hologic, Inc., 144A (a)	3.250%	02/15/29	500,000	465,799
Teleflex, Inc.	4.625%	11/15/27	375,000	369,790
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,382,955
				2,218,544
Home Builders - 2.3%
KB Home	6.875%	06/15/27	1,560,000	1,625,320

Independent Energy - 9.6%
Apache Corp.	4.250%	01/15/30	575,000	553,363
Apache Corp.	5.100%	09/01/40	1,345,000	1,195,780

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 76.0% (continued)
Independent Energy - 9.6% (continued)
Occidental Petroleum Corp.	7.875%	09/15/31	$1,650,000	$1,909,982
Range Resources Corp., 144A (a)	8.250%	01/15/29	1,635,000	1,692,352
SM Energy Co.	6.500%	07/15/28	1,325,000	1,323,543
				6,675,020
Leisure / Entertainment - 2.9%
Cedar Fair LP	5.375%	04/15/27	937,000	934,356
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,080,794
				2,015,150
Media - Cable - 5.9%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,396,166
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,371,880
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,318,850
				4,086,896
Media - Non-Cable - 3.2%
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,223,035
Lamar Media Corp.	4.875%	01/15/29	815,000	805,101
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	214,975
				2,243,111
Metals / Mining - 1.8%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	1,300,000	1,279,293

Packaging - 0.5%
Silgan Holdings, Inc.	4.125%	02/01/28	350,000	341,456

Pharmaceuticals - 1.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	718,000	690,146

Restaurants - 1.3%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	925,484

Retail Stores - 5.1%
Asbury Automotive Group, Inc.	4.500%	03/01/28	250,000	243,364
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	581,000	522,863

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 76.0% (continued)
Retail Stores - 5.1% (continued)
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	$611,000	$466,889
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,110,557
L Brands, Inc.	5.250%	02/01/28	675,000	674,201
QVC, Inc., 144A (a)	6.875%	04/15/29	593,000	492,475
				3,510,349
Services - 2.5%
AECOM	5.125%	03/15/27	850,000	853,692
Service Corp. International	4.625%	12/15/27	686,000	676,730
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	211,667
				1,742,089
Transportation Services - 1.9%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,319,196

Vehicle Parts - 1.9%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,279,084

Utility - 6.6%
Electric - 6.6%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,352,000	1,225,084
PG&E Corp.	5.000%	07/01/28	1,050,000	1,040,825
PG&E Corp.	5.250%	07/01/30	704,000	699,211

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 6.6% (continued)
Electric - 6.6% (continued)
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	$1,650,000	$1,641,938
				4,607,058

Investments at Value - 97.0% (Cost $69,530,064)				$67,450,050

Other Assets in Excess of Liabilities - 3.0%				2,083,358

Net Assets - 100.0%				$69,533,408

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 85.9%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.0% (a)
Lease / Rent - 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	$20,000	$20,010

General Obligation - 19.0%
Local - 19.0%
Adams & Weld Counties School District 27J, Series 2024	5.000%	12/01/47	350,000	389,979
Brunswick City School District, BAM, Series 2023 (b)(c)	5.500%	12/01/60	3,000,000	3,286,322
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/36	450,000	289,322
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/37	500,000	304,380
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,395,938
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,375,287
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,357,415
Cool Water Municipal Utility District, BAM, Series 2023-A (b)(c)	7.000%	08/15/30	380,000	436,773
Fort Bend Texas Independent School District, Series 2024-A	5.000%	08/15/41	1,675,000	1,892,573
Hays County Development District No. 1, AGM, Series 2023 (b)(c)	5.000%	04/01/36	110,000	113,403
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	518,152
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	411,928
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,600,440
Meridian Metropolitan District Colorado, Series 2023	4.250%	12/01/48	250,000	251,786

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 19.0% (continued)
Local - 19.0% (Continued)
North Ridgeville City School District, Series 2024	5.500%	12/01/57	$2,750,000	$2,946,645
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	467,108
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	598,934
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/39	500,000	559,533
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	661,906
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	467,839
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	407,873
Royse City Independent School District, Series 2024	5.000%	02/15/41	600,000	678,077
Sanitary and Improvment District No. 425 of Douglas County Nebraska, Series 2023	5.000%	11/01/33	4,000,000	4,157,339
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	3,018,556
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	481,595
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	489,450
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	496,011
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	500,659
Tarrant County Hospital District, Series 2023	5.250%	08/15/37	60,000	68,183
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	653,013

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 19.0% (continued)
Local - 19.0% (Continued)
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	$175,000	$195,458
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	97,087
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	199,445
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	103,673
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/36	490,000	578,685
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/43	600,000	690,635
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.000%	12/01/53	1,500,000	1,631,798
Wink-Loving Independent School District, Series 2024	5.000%	02/15/33	500,000	508,095
Wink-Loving Independent School District, Series 2024	5.000%	02/15/34	375,000	385,198
				35,666,493
Local - 1.9%
County - 1.9%
Bret Harte Union High School District, Series 2024	0.000%	08/01/36	785,000	506,188
Brownsburg 1999 School Building Corporation, Series 2024-B	5.000%	06/01/25	3,100,000	3,107,778
				3,613,966
Local Authority - 4.3%
Education - 3.0%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	163,506
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	5,566,815
				5,730,321

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 4.3% (continued)
Healthcare - 0.2%
Denver Health & Hospital Authority, Series 2014-B (b)	4.900%	12/01/24	$410,000	$410,051

Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)(d)	5.250%	12/01/35	1,000,000	963,861

Transportation - 0.6%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,061,731

Revenue - 59.1%
Education - 0.6%
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	125,000	122,807
Oregon Coast Community College District, Series 2024	5.000%	06/15/27	100,000	102,090
Oregon Coast Community College District, Series 2024	5.000%	06/15/38	100,000	108,393
Oregon Coast Community College District, Series 2024	5.000%	06/15/40	600,000	641,477
Oregon Coast Community College District, Series 2024	5.000%	06/15/41	150,000	159,248
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	13,088
				1,147,103
Healthcare - 0.6%
Collier County Industrial Development Authority, Series 2024-A	5.000%	10/01/40	500,000	565,028
Collier County Industrial Development Authority, Series 2024-A	5.000%	10/01/41	430,000	484,149
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	101,145
				1,150,322

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 59.1% (continued)
Housing - 22.1%
Chesapeake Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	$1,020,000	$1,051,863
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	725,000	715,079
Federal Home Loan Mortgage Corp., Series ML-24	4.155%	05/25/41	5,500,000	5,689,439
Federal Home Loan Mortgage Corp., Series ML-21	4.618%	08/25/41	4,993,642	5,371,459
Federal Home Loan Mortgage Corp., Series ML-23 (d)	4.563%	04/25/42	2,499,208	2,735,957
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	1,250,000	1,361,809
Harrisonburg Redevelopment & Housing Authority, Series 2023 (b)	4.000%	12/01/27	700,000	706,433
Illinois Housing Development Authority, Series 2023 (b)	5.000%	02/01/27	2,000,000	2,051,121
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	446,879
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	401,186
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	562,819
Nevada Housing Division Single-Family Mortage, Series 2024-E	7.000%	04/01/49	2,000,000	2,557,548
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	173,862
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	358,620
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,506,557
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	490,223
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	378,371

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 59.1% (continued)
Housing - 22.1% (Continued)
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	$830,000	$791,160
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	686,064
Norfolk Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	325,000	335,152
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/44	1,450,000	1,556,349
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	653,604
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	610,000	609,736
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	870,114
Texas Department of Housing & Community Affairs, Series 2023-A	5.125%	01/01/48	5,035,000	5,285,574
Travis County Texas Housing Financial Corporation Multifamily Housing, Series 2023	3.750%	08/01/26	1,275,000	1,279,813
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	874,297
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	978,338
				41,479,426
Industrial Development - 9.7%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,437,021
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,598,505
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,617,745

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 59.1% (continued)
Industrial Development - 9.7% (Continued)
Burke County Georgia Development Authority Pollution Control, Series 2017-E	3.250%	11/01/45	$750,000	$748,492
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	752,002
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	508,843
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	696,589
Fayette County Development Authority, Series 2024	5.250%	10/01/49	1,000,000	1,096,859
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,820,313
				18,276,369
Lease / Rent - 3.2%
Indianapolis Public Schools Multi-School Building Corp., Series 2023 (b)	5.250%	07/15/41	1,850,000	2,061,003
M.S.D. of Wabash County Multi-School Building Corp., Series 2024	5.000%	07/15/41	1,035,000	1,159,436
M.S.D. of Wabash County Multi-School Building Corp., Series 2024	5.000%	07/15/42	1,215,000	1,348,676
Noblesville High School Building Corp., Series 2023 (b)	6.000%	07/15/38	375,000	457,059
Noblesville High School Building Corp., Series 2023 (b)	6.000%	01/15/43	830,000	988,115
				6,014,289
Other - 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	50,000	48,075

Recreation - 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	359,135

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 59.1% (continued)
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	$150,000	$154,509

Tax - 3.1%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	2,000,000	2,024,681
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	900,000	911,107
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	397,636
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	519,047
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,025,000	1,012,155
Village of Sister Bay Door County Wisconsin	5.000%	01/01/25	900,000	900,413
				5,765,039
Transportation - 9.9%
Allegheny County Airport Authority, AGM, Series 2023-A (b)(c)	5.500%	01/01/53	1,000,000	1,098,032
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,195,812
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.000%	11/15/38	1,575,000	1,575,027
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.125%	11/15/45	735,000	734,880
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	400,000	411,252
North Texas Tollway Authority System, Series 2024-A	5.250%	01/01/44	225,000	254,251

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 59.1% (continued)
Transportation - 9.9% (Continued)
Northern Indiana Commuter Transportation District, Series 2024	5.250%	01/01/49	$2,485,000	$2,764,549
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	510,000	559,430
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,171
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	262,107
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	461,027
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	260,015
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	526,882
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	681,374
Virginia Small Business Financing Authority, Series 2017 (b)(d)(e)	6.500%	07/01/50	7,500,000	7,500,065
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	419,636
				18,709,510
Utilities - 9.6%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,950,628
King County Washington Sewer Revenue, Series 2020-B (b)	0.875%	01/01/42	975,000	946,420
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,215,789
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	974,154
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,001,239
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	611,940
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,660,401

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.9% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 59.1% (continued)
Utilities - 9.6% (Continued)
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	$500,000	$534,567
Southern California Public Power Authority No. 1, Series 2007-B	5.161%	11/01/38	5,550,000	5,441,811
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	499,699
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	200,000	199,493
				18,036,141
Variable Rate Demand Note - 1.6%
Variable Rate Demand Note - 1.6%
New York City Transitional Finance Authority, Series 2019-C-4	3.800%	11/01/44	3,000,000	3,000,000

Total Municipal Bonds (Cost $160,950,848)				$161,606,351

U.S. TREASURY BILLS - 2.6%	Coupon	Maturity	Par Value	Value
United States Treasury (f) (Cost $4,967,775)	5.367%	11/14/24	$5,000,000	$4,971,522

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 4.4%	Coupon	Maturity	Par Value	Value
Industrial - 4.4%
Services - 4.4%
IPMI 3 LLC, 144A, Series 2021 (g) (Cost $9,079,924)	3.900%	12/01/28	$9,000,000	$8,208,508

Investments at Value - 92.9% (Cost $174,998,547)				$174,786,381

Other Assets in Excess of Liabilities - 7.1%				13,351,446

Net Assets - 100.0%				$188,137,827

(a)	Percentage rounds to less than 0.1%.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $16,445,578, which represents 8.7% of net assets as of September 30, 2024.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

(g)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 94.4%	Coupon	Maturity	Par Value	Value
Certificate Participation - 11.3%
Lease / Rent - 11.3%
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	$9,255,000	$8,738,535
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	499,101
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	643,151
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	55,072
Colorado Springs School District No. 11 COP, Series 2024	5.000%	12/15/40	550,000	615,643
Colorado Springs School District No. 11 COP, Series 2024	5.000%	12/15/41	375,000	418,023
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,101,506
Denver Colorado City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,016,288
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	366,767
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	365,862
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	234,800
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	249,785
Fraser Valley Metropolitan Recreation District COP, Series 2023 (a)	5.250%	12/01/53	500,000	540,662
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	862,491
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,673,179
Lone Tree Colorado COP, Series 2024	5.000%	12/01/24	1,570,000	1,574,976
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,923,240
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,811,990

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 11.3% (Continued)
Lease / Rent - 11.3% (Continued)
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	$175,000	$188,237
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	857,789
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	550,642
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,511,794
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,117,415
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	1,650,000	1,815,346
				37,732,294
Escrow to Maturity - 0.7%
Housing - 0.7%
Colorado Housing and Finance Authority Multifamily Housing, Series 2024	3.500%	11/01/43	2,350,000	2,368,387

General Obligation - 18.4%
Local - 18.4%
Basalt & Rural Fire Protection District, Series 2024-B	5.050%	12/01/24	290,000	290,313
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	427,973
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	228,343
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/42	400,000	447,259
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	684,882
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	574,943
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	110,000	108,760
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	605,082

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.4% (Continued)
Local - 18.3% (Continued)
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	$4,690,000	$4,430,426
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	2,005,527
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	1,003,388
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,297,001
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	79,495
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	622,311
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,040,926
Flatiron Meadows Metropolitan District, BAM, Series 2024 (b)	5.000%	12/01/39	375,000	409,444
Flatiron Meadows Metropolitan District, BAM, Series 2024 (b)	4.000%	12/01/46	2,000,000	1,974,743
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	587,249
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,623,343
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/24	215,000	215,347
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	137,634
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	574,687
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	1,000,000	1,116,717
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (a)	5.000%	12/01/47	6,500,000	7,099,018

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.4% (Continued)
Local - 18.3% (Continued)
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	$700,000	$664,857
Longs Peak Metropolitan District Colorado, Series 2021 (a)	1.086%	12/01/51	6,500,000	6,554,454
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	692,498
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,062,474
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	181,320
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.000%	12/01/38	300,000	338,255
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.500%	12/01/49	2,300,000	2,599,182
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/43	445,000	497,413
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/48	825,000	909,066
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	464,845
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	644,706
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	5.000%	12/01/39	1,000,000	1,093,504
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	12/01/44	1,800,000	1,791,859
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	10/01/54	1,000,000	974,445
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	214,825
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	6,139,598
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (b)	5.000%	12/01/39	600,000	663,877

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.4% (Continued)
Local - 18.3% (Continued)
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	$325,000	$350,632
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	954,183
				61,376,804
Local Authority - 8.6%
Education - 0.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	2,047,298

Housing - 4.3%
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	249,406
Colorado Housing & Finance Authority, Series 2023-F-1	4.264%	11/01/24	2,335,000	2,333,604
Colorado Housing & Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,691,944
Colorado Housing & Finance Authority, Series 2023-J	4.837%	05/01/25	900,000	901,656
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	488,817
Colorado Housing & Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,620,884
Colorado Housing & Finance Authority, Series 2023-J	4.887%	11/01/25	2,340,000	2,354,087
Colorado Housing & Finance Authority, Series 2023-J	4.684%	05/01/26	1,500,000	1,510,921
Colorado Housing & Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	2,023,252
				14,174,571
Local - 2.4%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,891,212
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,705,814

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 8.6% (Continued)
Local - 2.4% (Continued)
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	$500,000	$491,485
				8,088,511
Recreation - 0.6%
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	423,559
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	492,414
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	294,034
Park Creek Metropolitan District, Series 2017-B	4.000%	12/01/32	1,000,000	954,559
				2,164,566
Tax - 0.3%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	614,021
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	439,269
				1,053,290
Utilities - 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	810,000	810,164
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	422,887
				1,233,051
Revenue - 49.1%
Education - 5.3%
Board of Trustees of the Colorado School of Mines, Series 2023-C	5.250%	12/01/39	900,000	1,043,098
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,112,564
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	6,835,000	7,539,233
Board of Trustees of the Colorado School of Mines, NATL, Series 1999 (b)	0.000%	12/01/25	450,000	432,258

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.1% (Continued)
Education - 5.3% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	$1,975,000	$1,958,002
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,185,553
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	518,497
Colorado State Board Community Colleges & Occupational Education, Series 2017-A	5.000%	11/01/37	945,000	994,918
University of Colorado Enterprise, Series 2019-C	2.000%	06/01/54	730,000	729,241
				17,513,364
Healthcare - 1.7%
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	505,439
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	743,073
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	375,000	356,522
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,665,304
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	340,837
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	216,565
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	475,327
Colorado Health Facilities Authority, Series 2016-A (a)	5.000%	12/01/44	745,000	752,833
Colorado Health Facilities Authority, Series 2022-A	5.000%	05/15/47	180,000	194,948
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	446,946
				5,697,794

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.1% (Continued)
Housing - 10.3%
Colorado Housing & Finance Authority, Series 2024-A	4.480%	10/01/40	$3,000,000	$3,056,914
Colorado Housing & Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,313,586
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	280,456
Colorado Housing & Finance Authority, Series 2021-E	3.000%	11/01/51	410,000	404,803
Colorado Housing & Finance Authority, Series 2023-I (a)	6.000%	05/01/53	9,795,000	10,866,175
Colorado Housing & Finance Authority, Series 2023-L	5.750%	11/01/53	7,895,000	8,538,191
Maiker Housing Partners Multifamily Housing, Series 2023 (a)	4.500%	05/01/42	6,000,000	6,006,620
				34,466,745
Other - 3.1%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	435,434
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a) (c)	4.125%	07/01/26	10,000	10,007
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,001,723
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,502,849
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	741,825
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,341,623
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,611,845
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,008,775
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,015,085

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.1% (Continued)
Other - 3.1% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	$1,140,000	$1,163,536
Colorado Educational & Cultural Facilities Authority, Series 2014-B (a)	5.625%	01/15/44	415,000	415,289
				10,247,991
Public Services - 7.0%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	500,769
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	634,023
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	305,228
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	406,511
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	411,976
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	725,047
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	805,322
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	546,601
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	544,524
Park Creek Metropolitan District, AGM, Series 2024-A (b)	5.000%	12/01/43	1,320,000	1,431,402
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,105,000	1,152,822
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,251,207
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	4,255,000	4,256,831
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	461,156
				23,433,419

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.1% (Continued)
Tax - 1.7%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	$3,500,000	$3,543,192
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,200,000	1,214,809
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	700,000	757,248
				5,515,249
Transportation - 13.2%
Colorado Bridge and Tunnel Enterprise Infrastructure, AGM, Series 2024-A (b)	5.500%	12/01/54	1,890,000	2,157,095
Colorado State Education Loan Program, Series 2024-A	5.000%	06/30/25	22,000,000	22,351,639
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,829,330
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,479,341
E-470 Public Highway Authority, Series 2024-B	3.993%	09/01/39	3,000,000	3,001,312
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,196,599
				44,015,316
Utilities - 6.8%
Centennial Water & Sanitation District, Series 2024	5.000%	12/01/48	1,275,000	1,410,148
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,628,236
City of Colorado Springs Colorado Utilities System, Series 2022-B (a)	5.000%	11/15/47	380,000	419,684
City of Colorado Springs Colorado Utilities System, Series 2020-C	5.000%	11/15/50	5,780,000	6,205,687
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/37	215,000	248,374

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 49.1% (Continued)
Utilities - 6.8% (Continued)
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/40	$350,000	$395,000
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/41	480,000	538,986
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/42	400,000	447,259
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (0.67 * TSFR3M + 52) (a)(b)(d)	4.263%	07/01/29	400,000	385,180
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,245,237
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/33	1,350,000	1,408,796
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,033,867
Town of Johnstown Larimer and Weld Counties Colorado, BAM, Series 2024 (b)	5.000%	12/01/39	230,000	263,929
Town of Johnstown Larimer and Weld Counties Colorado, BAM, Series 2024 (b)	5.000%	12/01/40	500,000	570,186
Town of Johnstown Larimer and Weld Counties Colorado, BAM, Series 2024 (b)	5.000%	12/01/41	850,000	964,008
Town of Johnstown Larimer and Weld Counties Colorado, BAM, Series 2024 (b)	5.000%	12/01/48	3,250,000	3,587,838
				22,752,415
Variable Rate Demand Note - 6.3%
Variable Rate Demand Note - 6.3%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	3.050%	11/01/37	8,000,000	8,000,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (a)	3.050%	11/01/40	1,400,000	1,400,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 6.3% (Continued)
Variable Rate Demand Note - 6.3% (Continued)
Colorado Health Facilities Authority, Series 2022-E	3.850%	05/15/62	$10,000,000	$10,000,000
Colorado Health Facilities Authority, Series 2022-F	3.150%	05/15/62	1,500,000	1,500,000
				20,900,000

Investments at Value - 94.4% (Cost $321,628,134)				$314,781,065

Other Assets in Excess of Liabilities - 5.6%				18,662,599

Net Assets - 100.0%				$333,443,664

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,136,074, which represents 1.8% of net assets as of September 30, 2024.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 6.0%
Media & Entertainment - 6.0%
Alphabet, Inc. - Class C	8,500	$1,421,115
Walt Disney Co. (The)	5,000	480,950
		1,902,065
Consumer Discretionary - 14.0%
Consumer Discretionary Distribution & Retail - 9.5%
Amazon.com, Inc. (a)	7,000	1,304,310
AutoZone, Inc. (a)	150	472,506
TJX Cos., Inc. (The)	10,750	1,263,555
		3,040,371
Consumer Services - 4.5%
Chipotle Mexican Grill, Inc. (a)	5,000	288,100
McDonald’s Corp.	2,000	609,020
Starbucks Corp.	5,500	536,195
		1,433,315
Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 3.9%
Costco Wholesale Corp.	1,400	1,241,128

Energy - 0.8%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	6,000	251,700

Financials - 17.9%
Banks - 2.9%
JPMorgan Chase & Co.	4,300	906,698

Financial Services - 11.4%
Ares Management Corp. - Class A	9,750	1,519,440
S&P Global, Inc.	1,050	542,451
Visa, Inc. - Class A	5,750	1,580,963
		3,642,854
Insurance - 3.6%
Progressive Corp. (The)	4,500	1,141,920

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Health Care - 16.4%
Health Care Equipment & Services - 5.0%
Stryker Corp.	2,000	$722,520
UnitedHealth Group, Inc.	1,500	877,020
		1,599,540
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
Danaher Corp.	2,750	764,555
Merck & Co., Inc.	4,000	454,240
Regeneron Pharmaceuticals, Inc. (a)	875	919,835
Thermo Fisher Scientific, Inc.	900	556,713
Vertex Pharmaceuticals, Inc. (a)	600	279,048
Zoetis, Inc.	3,400	664,292
		3,638,683
Industrials - 5.6%
Capital Goods - 1.6%
EnerSys	5,000	510,250

Commercial & Professional Services - 4.0%
Tetra Tech, Inc.	27,000	1,273,320

Information Technology - 28.8%
Semiconductors & Semiconductor Equipment - 7.4%
NVIDIA Corp.	19,500	2,368,080

Software & Services - 16.6%
Accenture PLC - Class A (Ireland)	3,000	1,060,440
Adobe, Inc. (a)	600	310,668
Fair Isaac Corp. (a)	500	971,760
Microsoft Corp.	4,600	1,979,380
Roper Technologies, Inc.	900	500,796
ServiceNow, Inc. (a)	500	447,195
		5,270,239
Technology Hardware & Equipment - 4.8%
Apple, Inc.	6,500	1,514,500

BARRETT GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Materials - 2.4%
Materials - 2.4%
Ecolab, Inc.	3,000	$765,990

Investments at Value - 95.8% (Cost $7,950,451)		$30,500,653

Other Assets in Excess of Liabilities - 4.2%		1,346,308

Net Assets - 100.0%		$31,846,961

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 8.1%
Media & Entertainment - 8.1%
Alphabet, Inc. - Class C	15,067	$2,519,052

Consumer Discretionary - 9.4%
Consumer Discretionary Distribution & Retail - 9.4%
Home Depot, Inc. (The)	1,999	809,995
Murphy USA, Inc.	4,306	2,122,298
		2,932,293
Consumer Staples - 2.5%
Food, Beverage & Tobacco - 2.5%
PepsiCo, Inc.	4,582	779,169

Energy - 12.7%
Energy - 12.7%
Murphy Oil Corp.	32,034	1,080,827
Shell PLC ADR (United Kingdom)	44,026	2,903,515
		3,984,342
Financials - 24.7%
Financial Services - 22.5%
Ares Management Corp. - Class A	8,018	1,249,525
Bank of New York Mellon Corp. (The)	26,566	1,909,033
Corpay, Inc. (a)	1,750	547,330
Jefferies Financial Group, Inc.	54,064	3,327,639
		7,033,527
Insurance - 2.2%
Progressive Corp. (The)	2,789	707,737

Health Care - 6.5%
Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
AbbVie, Inc.	5,560	1,097,988
Thermo Fisher Scientific, Inc.	1,491	922,288
		2,020,276

BARRETT OPPORTUNITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 17.3%
Capital Goods - 9.6%
General Dynamics Corp.	10,000	$3,022,000

Commercial & Professional Services - 7.7%
Automatic Data Processing, Inc.	8,663	2,397,312

Information Technology - 16.6%
Software & Services - 10.6%
Microsoft Corp.	7,720	3,321,916

Technology Hardware & Equipment - 6.0%
Apple, Inc.	8,000	1,864,000

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Rayonier, Inc.	11,584	372,773

Investments at Value - 99.0% (Cost $4,007,107)		$30,954,397

Other Assets in Excess of Liabilities - 1.0%		327,758

Net Assets - 100.0%		$31,282,155

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS STATEMENT OF INVESTMENTS September 30, 2024 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Nyrt	Hungarian Public Limited Company.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.